UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 04186

John Hancock Income Securities Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street, Boston, Massachusetts 02116 (Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service) Registrant's telephone number, including area code: 617-543-9634

Date of fiscal year end:	October 31
Date of reporting period:	April 30, 2023

ITEM 1. REPORTS TO STOCKHOLDERS.

Semiannual report
John Hancock
Income Securities Trust
Closed-end fixed income
Ticker: JHS
April 30, 2023

A message to shareholders
Dear shareholders,
The bond markets advanced during the six months ended April 30, 2023, in an environment of heightened volatility. Fluctuating economic and inflation expectations buffeted global fixed-income markets for much of the period. However, bonds rallied worldwide in March as a series of liquidity crises hit several U.S. banks and one in Europe. Governments responded quickly to take the banks into receivership and implement other measures to prevent further liquidity issues. Nonetheless, concerns about the turmoil spreading across the global banking system led to a flight to quality in the financial markets, which boosted demand for bonds.
Bond yields declined around the world, with intermediate-term bond yields falling the most. Short-term bond yields were buffeted by continued interest-rate increases from some of the world’s central banks. Bond market performance was similar across most regions of the globe, while sector performance was led by sovereign government bonds and other higher-quality securities, which benefited the most from the flight to quality.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
Global Head of Retail,
Manulife Investment Management
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee a profit or eliminate the risk of a loss. It is not possible to invest directly in an index. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
Income Securities Trust

2	Your fund at a glance
3	Portfolio summary
4	Fund’s investments
28	Financial statements
32	Financial highlights
33	Notes to financial statements
41	Investment objective, principal investment strategies, and principal risks
45	Additional information
46	Shareholder meeting
47	More information
SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks to generate a high level of current income consistent with prudent investment risk.
AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/2023 (%)

The Bloomberg U.S. Government/Credit Index tracks the performance of U.S. government bonds, U.S. corporate bonds, and Yankee bonds.
It is not possible to invest directly in an index. Index figures do not reflect expenses, which would result in lower returns.
The performance data contained within this material represents past performance, which does not guarantee future results.
Investment returns and principal value will fluctuate and a shareholder may sustain losses. Further, the fund’s performance at net asset value (NAV) is different from the fund’s performance at closing market price because the closing market price is subject to the dynamics of secondary market trading. Market risk may increase when shares are purchased at a premium to NAV or sold at a discount to NAV. Current month-end performance may be higher or lower than the performance cited. The fund’s most recent performance can be found at jhinvestments.com or by calling 800-852-0218.
2	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT

Portfolio summary
PORTFOLIO COMPOSITION AS OF 4/30/2023 (% of total investments)

QUALITY COMPOSITION AS OF 4/30/2023 (% of total investments)

Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 4-30-23 and do not reflect subsequent downgrades or upgrades, if any.
SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	3

Fund’s investments
AS OF 4-30-23 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 70.7% (42.5% of Total investments)				$99,592,863
(Cost $101,240,790)
U.S. Government 21.9%				30,875,521
U.S. Treasury
Bond (A)	3.375	11-15-48	1,210,000	1,133,099
Bond (A)(B)	3.875	02-15-43	235,000	237,497
Bond (A)(B)	4.000	11-15-42	1,154,000	1,188,620
Bond (A)	4.000	11-15-52	1,211,000	1,285,741
Note (A)(B)	3.500	02-15-33	3,001,000	3,018,818
Note (A)	3.625	03-31-28	11,960,000	12,024,477
Note (A)	3.625	03-31-30	1,736,000	1,752,004
Note (A)	3.750	04-15-26	205,000	205,064
Note (A)	3.875	01-15-26	64,000	64,103
Note (A)(B)	4.250	09-30-24	2,647,000	2,640,176
Note (A)(B)	4.250	10-15-25	3,300,000	3,327,328
Note (A)(B)	4.375	10-31-24	4,000,000	3,998,594
U.S. Government Agency 48.8%				68,717,342
Federal Home Loan Mortgage Corp.
15 Yr Pass Thru	4.500	01-01-38	2,059,935	2,047,123
30 Yr Pass Thru	3.000	03-01-43	321,297	298,773
30 Yr Pass Thru	3.000	10-01-49	820,130	746,596
30 Yr Pass Thru	3.000	12-01-49	55,383	50,382
30 Yr Pass Thru	3.000	12-01-49	1,131,919	1,025,831
30 Yr Pass Thru	3.000	01-01-50	770,750	703,088
30 Yr Pass Thru	3.000	06-01-50	1,746,941	1,587,032
30 Yr Pass Thru	3.500	07-01-46	413,274	393,361
30 Yr Pass Thru	3.500	10-01-46	329,930	311,352
30 Yr Pass Thru	3.500	12-01-46	144,424	137,375
30 Yr Pass Thru	3.500	02-01-47	813,290	772,579
30 Yr Pass Thru	3.500	11-01-48	1,552,743	1,474,531
30 Yr Pass Thru	4.000	05-01-52	898,940	868,769
30 Yr Pass Thru	4.500	07-01-52	246,829	242,706
30 Yr Pass Thru	4.500	07-01-52	2,251,705	2,214,792
30 Yr Pass Thru	4.500	08-01-52	151,151	148,708
30 Yr Pass Thru	4.500	08-01-52	747,757	736,667
30 Yr Pass Thru	4.500	08-01-52	618,490	609,317
30 Yr Pass Thru	4.500	09-01-52	374,901	367,854
30 Yr Pass Thru	4.500	09-01-52	426,184	420,263
30 Yr Pass Thru	4.500	09-01-52	3,723,231	3,669,177
30 Yr Pass Thru	5.000	07-01-52	1,130,052	1,130,269
30 Yr Pass Thru (C)	5.000	07-01-52	1,117,398	1,117,263
30 Yr Pass Thru	5.000	08-01-52	1,115,015	1,112,877
4	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	5.000	11-01-52	1,871,009	$1,873,122
30 Yr Pass Thru	5.000	12-01-52	1,139,421	1,138,572
30 Yr Pass Thru	5.000	02-01-53	434,366	432,549
30 Yr Pass Thru (C)	5.000	02-01-53	1,586,646	1,583,528
30 Yr Pass Thru (C)	5.000	05-01-53	1,600,000	1,600,777
30 Yr Pass Thru	5.500	09-01-52	1,098,743	1,118,843
30 Yr Pass Thru	5.500	11-01-52	2,180,545	2,220,435
30 Yr Pass Thru	5.500	11-01-52	2,230,181	2,266,100
30 Yr Pass Thru	5.500	03-01-53	1,190,296	1,209,467
Federal National Mortgage Association
30 Yr Pass Thru	3.000	12-01-42	952,736	884,667
30 Yr Pass Thru	3.000	07-01-43	249,769	230,867
30 Yr Pass Thru	3.000	08-01-49	1,873,758	1,704,436
30 Yr Pass Thru	3.000	11-01-49	253,969	231,039
30 Yr Pass Thru	3.000	01-01-52	1,832,925	1,656,124
30 Yr Pass Thru	3.500	12-01-42	1,106,384	1,052,851
30 Yr Pass Thru	3.500	01-01-43	1,149,793	1,095,002
30 Yr Pass Thru	3.500	04-01-45	403,722	383,608
30 Yr Pass Thru	3.500	11-01-46	766,351	727,453
30 Yr Pass Thru	3.500	07-01-47	814,422	771,048
30 Yr Pass Thru	3.500	07-01-47	825,511	786,705
30 Yr Pass Thru	3.500	11-01-47	348,097	329,341
30 Yr Pass Thru	3.500	09-01-49	169,804	159,712
30 Yr Pass Thru	3.500	03-01-50	447,944	421,043
30 Yr Pass Thru	4.000	09-01-41	303,254	296,430
30 Yr Pass Thru	4.000	01-01-49	784,501	758,478
30 Yr Pass Thru	4.000	07-01-49	166,012	161,024
30 Yr Pass Thru	4.000	08-01-49	333,522	324,126
30 Yr Pass Thru	4.000	02-01-50	262,190	253,738
30 Yr Pass Thru	4.000	03-01-51	877,892	850,691
30 Yr Pass Thru	4.000	08-01-51	581,401	563,932
30 Yr Pass Thru	4.000	10-01-51	1,182,857	1,143,712
30 Yr Pass Thru	4.000	04-01-52	111,749	107,579
30 Yr Pass Thru	4.000	06-01-52	1,138,288	1,092,543
30 Yr Pass Thru	4.000	06-01-52	1,154,976	1,109,715
30 Yr Pass Thru	4.000	06-01-52	922,288	891,045
30 Yr Pass Thru	4.000	07-01-52	441,766	425,697
30 Yr Pass Thru	4.500	06-01-52	469,114	462,303
30 Yr Pass Thru	4.500	06-01-52	1,083,161	1,065,066
30 Yr Pass Thru	4.500	08-01-52	526,574	514,979
30 Yr Pass Thru	4.500	08-01-52	118,278	116,366
30 Yr Pass Thru	4.500	08-01-52	874,790	855,528
30 Yr Pass Thru	4.500	09-01-52	727,397	720,701
30 Yr Pass Thru (C)	5.000	06-01-52	766,792	768,137
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	5

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru (C)	5.000	08-01-52	1,520,334	$1,519,414
30 Yr Pass Thru	5.000	10-01-52	1,795,662	1,801,337
30 Yr Pass Thru	5.000	11-01-52	2,961,138	2,965,408
30 Yr Pass Thru (C)	5.000	12-01-52	809,829	810,997
30 Yr Pass Thru (C)	5.000	03-01-53	1,188,748	1,188,233

30 Yr Pass Thru	5.500	04-01-53	1,860,870	1,886,189
Foreign government obligations 0.7% (0.4% of Total investments)				$978,496
(Cost $1,059,278)
Argentina 0.1%				124,362
Republic of Argentina Bond (3.500% to 7-9-29, then 4.875% thereafter)	3.500	07-09-41	499,000	124,362
Qatar 0.2%				316,661
State of Qatar Bond (D)	5.103	04-23-48	309,000	316,661
Saudi Arabia 0.4%				537,473
Kingdom of Saudi Arabia Bond (D)	4.375	04-16-29	534,000	537,473

Corporate bonds 68.1% (40.9% of Total investments)				$95,896,859
(Cost $104,169,331)
Communication services 6.2%				8,763,614
Diversified telecommunication services 1.4%
AT&T, Inc. (A)	3.500	06-01-41	423,000	333,276
AT&T, Inc. (A)	3.650	06-01-51	444,000	331,034
C&W Senior Financing DAC (D)	6.875	09-15-27	208,000	182,000
Connect Finco SARL (A)(D)	6.750	10-01-26	371,000	353,583
GCI LLC (A)(D)	4.750	10-15-28	208,000	177,840
Telesat Canada (D)	5.625	12-06-26	93,000	51,948
Total Play Telecomunicaciones SA de CV (D)	6.375	09-20-28	216,000	142,310
Total Play Telecomunicaciones SA de CV (D)	7.500	11-12-25	333,000	232,770
Verizon Communications, Inc. (A)	4.016	12-03-29	233,000	223,738
Entertainment 2.0%
Netflix, Inc. (A)	4.875	04-15-28	465,000	467,899
Netflix, Inc. (A)(D)	4.875	06-15-30	212,000	210,555
Netflix, Inc. (A)(D)	5.375	11-15-29	92,000	94,052
Netflix, Inc. (A)	5.875	11-15-28	400,000	420,237
Take-Two Interactive Software, Inc. (A)	3.550	04-14-25	112,000	108,924
The Walt Disney Company (A)	7.750	01-20-24	1,020,000	1,038,084
WarnerMedia Holdings, Inc. (D)	5.050	03-15-42	120,000	99,252
WarnerMedia Holdings, Inc. (D)	5.141	03-15-52	211,000	168,601
WMG Acquisition Corp. (A)(D)	3.875	07-15-30	214,000	188,855
6	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Interactive media and services 0.0%
Match Group Holdings II LLC (A)(B)(D)	3.625	10-01-31	67,000	$54,732
Media 2.0%
CCO Holdings LLC (A)(D)	4.500	06-01-33	162,000	128,954
Charter Communications Operating LLC (A)	3.900	06-01-52	101,000	65,799
Charter Communications Operating LLC	4.200	03-15-28	464,000	440,140
Charter Communications Operating LLC	4.800	03-01-50	460,000	348,353
Charter Communications Operating LLC	5.750	04-01-48	500,000	424,973
Charter Communications Operating LLC	6.484	10-23-45	355,000	328,922
Globo Comunicacao e Participacoes SA (D)	4.875	01-22-30	315,000	252,353
News Corp. (D)	3.875	05-15-29	166,000	147,380
News Corp. (D)	5.125	02-15-32	84,000	77,347
Sirius XM Radio, Inc. (D)	4.000	07-15-28	179,000	151,139
Sirius XM Radio, Inc. (D)	5.000	08-01-27	309,000	284,219
Stagwell Global LLC (A)(D)	5.625	08-15-29	131,000	113,891
Wireless telecommunication services 0.8%
MTN Mauritius Investments, Ltd. (D)	4.755	11-11-24	225,000	219,811
T-Mobile USA, Inc. (A)	2.875	02-15-31	45,000	38,992
T-Mobile USA, Inc. (A)	3.875	04-15-30	517,000	486,782
Vodafone Group PLC (A)	5.625	02-10-53	143,000	141,169
Vodafone Group PLC (7.000% to 1-4-29, then 5 Year U.S. Swap Rate + 4.873%)	7.000	04-04-79	228,000	233,700
Consumer discretionary 7.4%				10,376,816
Automobile components 0.1%
Dealer Tire LLC (D)	8.000	02-01-28	92,000	85,330
Automobiles 2.8%
Ford Motor Company (A)	3.250	02-12-32	134,000	103,919
Ford Motor Credit Company LLC	4.125	08-17-27	329,000	301,877
Ford Motor Credit Company LLC	4.134	08-04-25	359,000	339,717
Ford Motor Credit Company LLC	5.113	05-03-29	440,000	409,979
Ford Motor Credit Company LLC	6.800	05-12-28	560,000	560,335
General Motors Company (A)	5.400	10-15-29	314,000	310,434
General Motors Company (A)	5.400	04-01-48	162,000	138,639
General Motors Financial Company, Inc. (A)	3.600	06-21-30	762,000	667,783
General Motors Financial Company, Inc. (A)	6.000	01-09-28	780,000	796,144
Nissan Motor Acceptance Company LLC (D)	1.850	09-16-26	148,000	126,291
Nissan Motor Company, Ltd. (D)	4.345	09-17-27	200,000	183,281
Broadline retail 0.4%
eBay, Inc. (A)	6.300	11-22-32	322,000	348,968
Macy’s Retail Holdings LLC (D)	5.875	04-01-29	89,000	81,527
Macy’s Retail Holdings LLC (A)(B)(D)	5.875	03-15-30	38,000	33,742
Macy’s Retail Holdings LLC (A)(B)(D)	6.125	03-15-32	106,000	92,786
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	7

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Diversified consumer services 0.1%
Service Corp. International	4.000	05-15-31	208,000	$183,304
Hotels, restaurants and leisure 3.0%
Affinity Interactive (A)(D)	6.875	12-15-27	123,000	110,637
Booking Holdings, Inc. (A)	4.625	04-13-30	334,000	335,801
Caesars Entertainment, Inc. (A)(D)	7.000	02-15-30	76,000	76,678
CCM Merger, Inc. (A)(D)	6.375	05-01-26	105,000	102,638
Choice Hotels International, Inc. (A)	3.700	12-01-29	182,000	165,111
Choice Hotels International, Inc. (A)	3.700	01-15-31	139,000	123,138
Expedia Group, Inc. (A)	2.950	03-15-31	158,000	133,722
Expedia Group, Inc. (A)	4.625	08-01-27	310,000	304,893
Expedia Group, Inc. (A)	5.000	02-15-26	89,000	88,979
Full House Resorts, Inc. (A)(B)(D)	8.250	02-15-28	100,000	92,091
Hilton Grand Vacations Borrower Escrow LLC (A)(D)	4.875	07-01-31	146,000	127,724
Hilton Grand Vacations Borrower Escrow LLC (A)(D)	5.000	06-01-29	185,000	167,438
Hyatt Hotels Corp. (A)	5.750	04-23-30	144,000	148,029
Jacobs Entertainment, Inc. (A)(D)	6.750	02-15-29	77,000	66,990
Marriott International, Inc. (A)	4.625	06-15-30	300,000	291,349
MGM Resorts International (A)	4.750	10-15-28	332,000	310,397
Midwest Gaming Borrower LLC (A)(D)	4.875	05-01-29	183,000	163,785
Mohegan Tribal Gaming Authority (A)(D)	8.000	02-01-26	173,000	154,835
New Red Finance, Inc. (A)(D)	4.000	10-15-30	454,000	396,334
Resorts World Las Vegas LLC (A)(B)(D)	4.625	04-16-29	200,000	160,498
Travel + Leisure Company (A)(D)	4.625	03-01-30	145,000	125,063
Travel + Leisure Company (A)	6.600	10-01-25	111,000	111,266
Wyndham Hotels & Resorts, Inc. (A)(D)	4.375	08-15-28	101,000	93,909
Yum! Brands, Inc. (A)	3.625	03-15-31	154,000	136,029
Yum! Brands, Inc. (A)(D)	4.750	01-15-30	183,000	177,020
Household durables 0.3%
Brookfield Residential Properties, Inc. (A)(D)	5.000	06-15-29	117,000	92,206
Century Communities, Inc. (A)(D)	3.875	08-15-29	157,000	137,297
KB Home	4.000	06-15-31	178,000	154,009
KB Home	7.250	07-15-30	46,000	47,281
Specialty retail 0.7%
Asbury Automotive Group, Inc. (A)(D)	4.625	11-15-29	38,000	33,820
Asbury Automotive Group, Inc. (A)	4.750	03-01-30	134,000	118,923
AutoNation, Inc. (A)	4.750	06-01-30	244,000	229,394
Group 1 Automotive, Inc. (A)(D)	4.000	08-15-28	107,000	94,948
Lithia Motors, Inc. (D)	3.875	06-01-29	80,000	69,249
Lithia Motors, Inc. (D)	4.375	01-15-31	80,000	68,703
Lithia Motors, Inc. (D)	4.625	12-15-27	40,000	37,288
The Michaels Companies, Inc. (A)(D)	5.250	05-01-28	253,000	208,424
8	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Specialty retail (continued)
The Michaels Companies, Inc. (D)	7.875	05-01-29	234,000	$156,864
Consumer staples 2.1%				3,032,158
Beverages 0.2%
Anheuser-Busch Companies LLC (A)	4.900	02-01-46	127,000	125,851
Anheuser-Busch InBev Worldwide, Inc. (A)	4.600	04-15-48	223,000	213,755
Consumer staples distribution and retail 0.2%
Dollar Tree, Inc. (A)	4.200	05-15-28	231,000	226,485
Food products 1.6%
Coruripe Netherlands BV (D)	10.000	02-10-27	205,000	149,650
JBS USA LUX SA (A)(D)	3.625	01-15-32	207,000	173,816
JBS USA LUX SA (A)(D)	3.750	12-01-31	65,000	54,130
JBS USA LUX SA (A)(D)	5.125	02-01-28	128,000	125,013
JBS USA LUX SA (A)(D)	5.750	04-01-33	348,000	333,436
Kraft Heinz Foods Company (A)	4.375	06-01-46	534,000	467,305
Kraft Heinz Foods Company (A)	4.875	10-01-49	136,000	126,148
Kraft Heinz Foods Company (A)	5.000	06-04-42	139,000	133,261
MARB BondCo PLC (D)	3.950	01-29-31	264,000	193,895
NBM US Holdings, Inc. (D)	6.625	08-06-29	298,000	268,255
Pilgrim’s Pride Corp.	6.250	07-01-33	246,000	243,346
Household products 0.0%
Edgewell Personal Care Company (A)(D)	4.125	04-01-29	87,000	77,067
Personal care products 0.1%
Oriflame Investment Holding PLC (D)	5.125	05-04-26	205,000	120,745
Energy 8.4%				11,851,815
Energy equipment and services 0.4%
CSI Compressco LP (A)(B)(D)	7.500	04-01-25	297,000	285,863
CSI Compressco LP (A)(D)	7.500	04-01-25	88,000	84,700
CSI Compressco LP (10.000% Cash or 7.250% Cash and 3.500% PIK) (D)	10.000	04-01-26	178,633	151,838
Oil, gas and consumable fuels 8.0%
Aker BP ASA (D)	3.000	01-15-25	204,000	196,743
Aker BP ASA (D)	3.100	07-15-31	298,000	253,888
Altera Infrastructure LP (D)(E)	8.500	07-15-23	180,000	4,500
Antero Midstream Partners LP (D)	5.375	06-15-29	182,000	170,422
Antero Resources Corp. (A)(B)(D)	5.375	03-01-30	69,000	64,646
Ascent Resources Utica Holdings LLC (A)(D)	5.875	06-30-29	235,000	211,062
Cheniere Energy Partners LP (A)	4.000	03-01-31	362,000	323,782
Cheniere Energy Partners LP (A)	4.500	10-01-29	403,000	379,157
CNX Resources Corp. (A)(D)	7.375	01-15-31	45,000	43,417
Continental Resources, Inc. (A)	4.900	06-01-44	146,000	113,668
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	9

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
DCP Midstream Operating LP (5.850% to 5-21-23, then 3 month LIBOR + 3.850%) (A)(D)	5.850	05-21-43	200,000	$199,880
Diamondback Energy, Inc. (A)	3.125	03-24-31	208,000	181,933
Enbridge, Inc. (5.500% to 7-15-27, then 3 month LIBOR + 3.418%) (A)	5.500	07-15-77	340,000	300,882
Enbridge, Inc. (5.750% to 4-15-30, then 5 Year CMT + 5.314%) (A)	5.750	07-15-80	347,000	317,650
Enbridge, Inc. (6.250% to 3-1-28, then 3 month LIBOR + 3.641%) (A)	6.250	03-01-78	306,000	276,379
Energean Israel Finance, Ltd. (D)	5.375	03-30-28	79,000	70,630
Energean Israel Finance, Ltd. (D)	5.875	03-30-31	138,000	120,636
Energy Transfer LP (A)	4.200	04-15-27	172,000	166,180
Energy Transfer LP (A)	5.150	03-15-45	345,000	300,720
Energy Transfer LP (A)	5.250	04-15-29	674,000	676,318
Energy Transfer LP (A)	5.400	10-01-47	250,000	222,615
Energy Transfer LP (A)	5.500	06-01-27	263,000	266,821
Energy Transfer LP (6.500% to 11-15-26, then 5 Year CMT + 5.694%) (A)(F)	6.500	11-15-26	488,000	431,880
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month LIBOR + 3.033%) (A)	5.250	08-16-77	580,000	502,280
EQM Midstream Partners LP (A)(D)	7.500	06-01-27	32,000	31,885
EQM Midstream Partners LP (A)(D)	7.500	06-01-30	18,000	17,472
EQT Corp. (A)	5.678	10-01-25	60,000	59,839
Hess Midstream Operations LP (A)(D)	4.250	02-15-30	59,000	52,456
Hess Midstream Operations LP (A)(D)	5.500	10-15-30	25,000	23,268
Kinder Morgan Energy Partners LP (A)	7.750	03-15-32	142,000	162,118
Leviathan Bond, Ltd. (D)	6.500	06-30-27	327,000	311,989
Leviathan Bond, Ltd. (D)	6.750	06-30-30	64,000	59,545
MC Brazil Downstream Trading SARL (D)	7.250	06-30-31	201,664	154,973
Midwest Connector Capital Company LLC (A)(D)	3.900	04-01-24	9,000	8,840
MPLX LP (A)	4.000	03-15-28	223,000	215,451
MPLX LP (A)	4.125	03-01-27	79,000	77,127
MPLX LP (A)	4.250	12-01-27	170,000	166,214
MPLX LP (A)	4.950	09-01-32	149,000	146,260
MPLX LP (A)	5.000	03-01-33	152,000	149,351
Occidental Petroleum Corp.	6.450	09-15-36	229,000	243,026
Occidental Petroleum Corp.	6.600	03-15-46	126,000	134,458
Ovintiv, Inc. (A)	7.200	11-01-31	41,000	43,865
Parkland Corp. (D)	4.500	10-01-29	133,000	116,541
Parkland Corp. (D)	4.625	05-01-30	130,000	113,110
Petroleos Mexicanos	8.750	06-02-29	123,000	112,980
Sabine Pass Liquefaction LLC (A)	4.200	03-15-28	153,000	148,199
10	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Sabine Pass Liquefaction LLC (A)	4.500	05-15-30	310,000	$300,175
Sabine Pass Liquefaction LLC (A)	5.000	03-15-27	259,000	259,023
Sabine Pass Liquefaction LLC (A)	5.875	06-30-26	180,000	183,749
Southwestern Energy Company	4.750	02-01-32	98,000	86,412
Sunoco LP	4.500	05-15-29	72,000	64,865
Sunoco LP	4.500	04-30-30	196,000	174,924
Targa Resources Corp. (A)	4.950	04-15-52	323,000	267,679
Targa Resources Partners LP (A)	4.000	01-15-32	267,000	234,632
The Williams Companies, Inc. (A)	3.750	06-15-27	253,000	244,223
The Williams Companies, Inc. (A)	4.650	08-15-32	213,000	206,716
Var Energi ASA (D)	7.500	01-15-28	200,000	210,864
Var Energi ASA (D)	8.000	11-15-32	284,000	307,421
Venture Global Calcasieu Pass LLC (A)(D)	3.875	08-15-29	72,000	64,670
Venture Global Calcasieu Pass LLC (A)(D)	4.125	08-15-31	119,000	105,416
Western Midstream Operating LP (A)	4.300	02-01-30	234,000	213,597
Western Midstream Operating LP (A)	6.150	04-01-33	59,000	59,992
Financials 17.0%				23,908,498
Banks 11.4%
Banco Santander SA (A)(B)	4.379	04-12-28	287,000	274,566
Bank of America Corp. (A)	3.248	10-21-27	310,000	292,192
Bank of America Corp. (3.846% to 3-8-32, then 5 Year CMT + 2.000%) (A)	3.846	03-08-37	328,000	283,767
Bank of America Corp. (5.015% to 7-22-32, then SOFR + 2.160%) (A)(B)	5.015	07-22-33	965,000	951,469
Bank of America Corp. (6.204% to 11-10-27, then SOFR + 1.990%) (A)	6.204	11-10-28	309,000	322,185
Bank of America Corp. (6.300% to 3-10-26, then 3 month LIBOR + 4.553%) (A)(F)	6.300	03-10-26	610,000	614,301
Barclays PLC (4.375% to 3-15-28, then 5 Year CMT + 3.410%) (A)(F)	4.375	03-15-28	296,000	196,077
BPCE SA (A)(D)	4.500	03-15-25	235,000	227,201
Citigroup, Inc. (A)	3.200	10-21-26	449,000	426,359
Citigroup, Inc. (A)	4.600	03-09-26	509,000	503,064
Citigroup, Inc. (4.700% to 1-30-25, then SOFR + 3.234%) (A)(F)	4.700	01-30-25	356,000	312,068
Citigroup, Inc. (6.250% to 8-15-26, then 3 month CME Term SOFR + 4.779%) (A)(B)(F)	6.250	08-15-26	525,000	514,904
Citigroup, Inc. (6.270% to 11-17-32, then SOFR + 2.338%) (A)	6.270	11-17-33	150,000	162,157
Citizens Financial Group, Inc. (A)(B)	3.250	04-30-30	448,000	382,297
Credit Agricole SA (A)(D)	3.250	01-14-30	486,000	414,790
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) (A)(D)(F)	7.875	01-23-24	200,000	196,250
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	11

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Danske Bank A/S (6.466% to 1-9-25, then 1 Year CMT + 2.100%) (A)(D)	6.466	01-09-26	265,000	$266,889
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR + 3.033%) (F)	5.100	06-30-23	173,000	156,565
Freedom Mortgage Corp. (A)(D)	8.125	11-15-24	139,000	133,858
HSBC Holdings PLC (6.375% to 3-30-25, then 5 Year ICE Swap Rate + 4.368%) (A)(F)	6.375	03-30-25	200,000	189,525
JPMorgan Chase & Co. (4.600% to 2-1-25, then 3 month CME Term SOFR + 3.125%) (A)(F)	4.600	02-01-25	379,000	351,523
JPMorgan Chase & Co. (4.912% to 7-25-32, then SOFR + 2.080%) (A)	4.912	07-25-33	345,000	343,091
JPMorgan Chase & Co. (5.717% to 9-14-32, then SOFR + 2.580%) (A)	5.717	09-14-33	355,000	366,483
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (A)(F)	6.750	02-01-24	430,000	429,484
Lloyds Banking Group PLC (A)	4.450	05-08-25	740,000	726,776
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (F)	7.500	06-27-24	385,000	370,299
M&T Bank Corp. (5.125% to 11-1-26, then 3 month LIBOR + 3.520%) (F)	5.125	11-01-26	141,000	109,201
NatWest Group PLC (5.516% to 9-30-27, then 1 Year CMT + 2.270%) (A)	5.516	09-30-28	342,000	343,449
NatWest Group PLC (6.000% to 12-29-25, then 5 Year CMT + 5.625%) (F)	6.000	12-29-25	393,000	368,398
Popular, Inc.	7.250	03-13-28	218,000	215,818
Santander Holdings USA, Inc. (A)	3.244	10-05-26	600,000	552,818
Santander Holdings USA, Inc. (A)	3.450	06-02-25	585,000	554,571
Santander Holdings USA, Inc. (A)	4.400	07-13-27	395,000	376,317
Societe Generale SA (5.375% to 11-18-30, then 5 Year CMT + 4.514%) (A)(B)(D)(F)	5.375	11-18-30	269,000	188,300
Societe Generale SA (6.446% to 1-10-28, then 1 Year CMT + 2.550%) (A)(D)	6.446	01-10-29	472,000	481,765
The PNC Financial Services Group, Inc. (3.400% to 9-15-26, then 5 Year CMT + 2.595%) (A)(F)	3.400	09-15-26	438,000	335,103
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR + 3.040%) (A)(F)	4.850	06-01-23	224,000	216,440
The PNC Financial Services Group, Inc. (6.250% to 3-15-30, then 7 Year CMT + 2.808%) (A)(F)	6.250	03-15-30	216,000	197,964
The PNC Financial Services Group, Inc. (3 month LIBOR + 3.678%) (A)(F)(G)	8.492	08-01-23	340,000	338,357
Wells Fargo & Company (3.350% to 3-2-32, then SOFR + 1.500%) (A)	3.350	03-02-33	690,000	602,273
12	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Wells Fargo & Company (4.808% to 7-25-27, then SOFR + 1.980%) (A)	4.808	07-25-28	621,000	$615,434
Wells Fargo & Company (4.897% to 7-25-32, then SOFR + 2.100%) (A)	4.897	07-25-33	438,000	428,636
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (A)(B)(F)	5.875	06-15-25	755,000	738,556
Capital markets 3.4%
Ares Capital Corp. (A)	2.875	06-15-28	237,000	199,137
Ares Capital Corp. (A)	3.250	07-15-25	140,000	129,727
Ares Capital Corp. (A)	3.875	01-15-26	539,000	502,402
Ares Capital Corp. (A)	4.200	06-10-24	84,000	81,870
Blackstone Private Credit Fund (A)	2.700	01-15-25	207,000	193,132
Blackstone Private Credit Fund (A)	3.250	03-15-27	60,000	51,704
Blackstone Private Credit Fund (A)	4.000	01-15-29	291,000	245,562
Blackstone Private Credit Fund (A)(D)	7.050	09-29-25	250,000	250,346
Deutsche Bank AG (3.742% to 10-7-31, then SOFR + 2.257%) (A)	3.742	01-07-33	339,000	247,031
Deutsche Bank AG (6.720% to 1-18-28, then SOFR + 3.180%) (A)	6.720	01-18-29	205,000	208,436
Lazard Group LLC (A)	4.375	03-11-29	230,000	219,353
Macquarie Bank, Ltd. (A)(D)	3.624	06-03-30	246,000	210,571
Macquarie Bank, Ltd. (A)(D)	4.875	06-10-25	217,000	213,065
Morgan Stanley (A)	3.875	01-27-26	219,000	213,772
Morgan Stanley (5.948% to 1-19-33, then 5 Year CMT + 2.430%) (A)	5.948	01-19-38	531,000	533,819
MSCI, Inc. (D)	3.250	08-15-33	158,000	128,375
MSCI, Inc. (D)	3.625	11-01-31	170,000	144,524
The Goldman Sachs Group, Inc. (4.482% to 8-23-27, then SOFR + 1.725%) (A)	4.482	08-23-28	988,000	969,364
Consumer finance 0.4%
Ally Financial, Inc. (A)	7.100	11-15-27	170,000	175,567
Enova International, Inc. (A)(D)	8.500	09-15-25	260,000	249,410
OneMain Finance Corp.	6.875	03-15-25	75,000	73,371
Financial services 0.2%
Block, Inc. (A)(B)	3.500	06-01-31	96,000	78,211
Nationstar Mortgage Holdings, Inc. (A)(D)	5.125	12-15-30	71,000	58,156
Nationstar Mortgage Holdings, Inc. (A)(D)	5.500	08-15-28	147,000	131,198
Nationstar Mortgage Holdings, Inc. (A)(D)	6.000	01-15-27	75,000	71,063
Insurance 1.6%
Athene Holding, Ltd. (A)	3.500	01-15-31	162,000	134,178
CNA Financial Corp. (A)	3.900	05-01-29	150,000	142,519
CNO Financial Group, Inc. (A)	5.250	05-30-25	137,000	135,726
CNO Financial Group, Inc. (A)	5.250	05-30-29	384,000	365,488
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	13

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Insurance (continued)
Liberty Mutual Group, Inc. (4.125% to 9-15-26, then 5 Year CMT + 3.315%) (A)(B)(D)	4.125	12-15-51	203,000	$163,669
MetLife, Inc. (6.400% to 12-15-36, then 3 month LIBOR + 2.205%) (A)	6.400	12-15-36	355,000	356,065
Nippon Life Insurance Company (2.750% to 1-21-31, then 5 Year CMT + 2.653%) (D)	2.750	01-21-51	260,000	215,096
Prudential Financial, Inc. (5.125% to 11-28-31, then 5 Year CMT + 3.162%) (A)	5.125	03-01-52	168,000	151,995
SBL Holdings, Inc. (A)(D)	5.000	02-18-31	275,000	228,853
Teachers Insurance & Annuity Association of America (A)(D)	4.270	05-15-47	430,000	364,203
Health care 3.3%				4,601,014
Biotechnology 0.8%
AbbVie, Inc. (A)	3.200	11-21-29	791,000	730,945
Amgen, Inc. (A)	4.050	08-18-29	240,000	233,119
Amgen, Inc. (A)	5.250	03-02-30	91,000	93,461
Health care equipment and supplies 0.1%
Varex Imaging Corp. (A)(D)	7.875	10-15-27	104,000	102,960
Health care providers and services 2.0%
AdaptHealth LLC (A)(D)	5.125	03-01-30	132,000	109,230
AmerisourceBergen Corp. (A)	2.800	05-15-30	257,000	226,262
Centene Corp. (A)	3.000	10-15-30	236,000	201,129
Centene Corp. (A)	3.375	02-15-30	138,000	121,794
Centene Corp. (A)	4.250	12-15-27	70,000	66,893
CVS Health Corp. (A)	3.750	04-01-30	91,000	85,234
CVS Health Corp. (A)	3.875	07-20-25	65,000	63,954
CVS Health Corp. (A)	5.050	03-25-48	260,000	242,717
DaVita, Inc. (A)(D)	3.750	02-15-31	292,000	235,140
DaVita, Inc. (A)(D)	4.625	06-01-30	285,000	248,255
Encompass Health Corp. (A)	4.625	04-01-31	77,000	69,047
Fresenius Medical Care US Finance III, Inc. (A)(D)	3.750	06-15-29	482,000	420,360
HCA, Inc. (A)	5.250	06-15-26	550,000	551,984
Universal Health Services, Inc. (A)	2.650	10-15-30	275,000	228,735
Pharmaceuticals 0.4%
Organon & Company (A)(D)	5.125	04-30-31	249,000	221,870
Viatris, Inc. (A)	2.700	06-22-30	224,000	182,501
Viatris, Inc. (A)	4.000	06-22-50	255,000	165,424
Industrials 9.8%				13,831,809
Aerospace and defense 1.2%
DAE Funding LLC (D)	2.625	03-20-25	274,000	259,268
14	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Aerospace and defense (continued)
Huntington Ingalls Industries, Inc. (A)	4.200	05-01-30	190,000	$179,250
The Boeing Company (A)	3.200	03-01-29	164,000	150,183
The Boeing Company (A)	5.040	05-01-27	480,000	482,299
The Boeing Company (A)	5.150	05-01-30	651,000	656,010
Building products 0.5%
Builders FirstSource, Inc. (A)(D)	4.250	02-01-32	225,000	197,141
Builders FirstSource, Inc. (A)(D)	5.000	03-01-30	34,000	31,744
Builders FirstSource, Inc. (A)(D)	6.375	06-15-32	135,000	134,286
Owens Corning (A)	3.950	08-15-29	282,000	268,131
Commercial services and supplies 0.3%
APX Group, Inc. (A)(D)	5.750	07-15-29	201,000	179,552
Prime Security Services Borrower LLC (D)	3.375	08-31-27	47,000	42,001
Prime Security Services Borrower LLC (A)(D)	6.250	01-15-28	163,000	152,655
Construction and engineering 0.2%
Global Infrastructure Solutions, Inc. (A)(D)	5.625	06-01-29	200,000	166,643
MasTec, Inc. (A)(D)	4.500	08-15-28	147,000	136,057
Electrical equipment 0.2%
Regal Rexnord Corp. (D)	6.050	02-15-26	181,000	183,555
Regal Rexnord Corp. (D)	6.400	04-15-33	155,000	158,067
Ground transportation 0.6%
Uber Technologies, Inc. (A)(D)	4.500	08-15-29	320,000	294,267
Uber Technologies, Inc. (A)(D)	7.500	05-15-25	228,000	231,420
Uber Technologies, Inc. (A)(D)	7.500	09-15-27	292,000	301,193
Machinery 0.2%
Flowserve Corp. (A)	3.500	10-01-30	184,000	162,383
Hillenbrand, Inc. (A)	3.750	03-01-31	85,000	72,677
JB Poindexter & Company, Inc. (A)(D)	7.125	04-15-26	99,000	95,534
Passenger airlines 4.3%
Air Canada 2013-1 Class A Pass Through Trust (A)(D)	4.125	05-15-25	156,957	147,932
Air Canada 2017-1 Class B Pass Through Trust (A)(D)	3.700	01-15-26	179,048	166,514
Air Canada 2020-1 Class C Pass Through Trust (D)	10.500	07-15-26	63,000	66,780
Alaska Airlines 2020-1 Class B Pass Through Trust (A)(D)	8.000	08-15-25	113,105	114,236
American Airlines 2015-1 Class A Pass Through Trust	3.375	05-01-27	646,450	559,180
American Airlines 2015-1 Class B Pass Through Trust	3.700	05-01-23	132,660	132,527
American Airlines 2016-1 Class A Pass Through Trust	4.100	01-15-28	285,221	253,710
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	15

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Passenger airlines (continued)
American Airlines 2016-3 Class A Pass Through Trust	3.250	10-15-28	33,445	$28,835
American Airlines 2017-1 Class A Pass Through Trust (A)	4.000	02-15-29	138,450	120,452
American Airlines 2017-1 Class AA Pass Through Trust (A)	3.650	02-15-29	213,000	191,700
American Airlines 2017-2 Class A Pass Through Trust (A)	3.600	10-15-29	174,324	146,432
American Airlines 2019-1 Class A Pass Through Trust	3.500	02-15-32	267,931	218,364
American Airlines 2019-1 Class AA Pass Through Trust (A)	3.150	02-15-32	216,857	186,497
American Airlines 2019-1 Class B Pass Through Trust (A)	3.850	02-15-28	87,179	76,119
American Airlines 2021-1 Class A Pass Through Trust (A)	2.875	07-11-34	150,844	123,692
American Airlines 2021-1 Class B Pass Through Trust	3.950	07-11-30	158,530	136,336
British Airways 2013-1 Class A Pass Through Trust (A)(D)	4.625	06-20-24	209,612	205,944
British Airways 2018-1 Class A Pass Through Trust (A)(D)	4.125	09-20-31	103,522	91,099
British Airways 2020-1 Class A Pass Through Trust (A)(D)	4.250	11-15-32	91,336	84,029
British Airways 2020-1 Class B Pass Through Trust (A)(D)	8.375	11-15-28	64,887	64,238
Delta Air Lines, Inc. (A)(B)	4.375	04-19-28	250,000	235,625
Delta Air Lines, Inc. (A)(D)	4.500	10-20-25	65,833	64,560
Delta Air Lines, Inc. (A)(D)	4.750	10-20-28	292,848	284,386
JetBlue 2019-1 Class AA Pass Through Trust (A)	2.750	05-15-32	234,653	199,677
United Airlines 2014-2 Class A Pass Through Trust (A)	3.750	09-03-26	308,293	286,713
United Airlines 2016-1 Class A Pass Through Trust (A)	3.450	07-07-28	291,724	250,882
United Airlines 2016-1 Class B Pass Through Trust (A)	3.650	01-07-26	264,153	240,379
United Airlines 2018-1 Class B Pass Through Trust (A)	4.600	03-01-26	109,411	102,210
United Airlines 2019-1 Class A Pass Through Trust (A)	4.550	08-25-31	219,304	197,373
United Airlines 2020-1 Class A Pass Through Trust (A)	5.875	10-15-27	513,140	509,291
United Airlines 2020-1 Class B Pass Through Trust (A)	4.875	01-15-26	155,495	149,470
United Airlines, Inc. (A)(D)	4.375	04-15-26	23,000	21,965
United Airlines, Inc. (A)(D)	4.625	04-15-29	53,000	47,966
16	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Passenger airlines (continued)
US Airways 2011-1 Class A Pass Through Trust (A)	7.125	10-22-23	111,207	$108,763
US Airways 2012-1 Class A Pass Through Trust (A)	5.900	10-01-24	121,261	119,897
US Airways 2012-2 Class A Pass Through Trust (A)	4.625	06-03-25	116,357	108,794
Professional services 0.2%
CoStar Group, Inc. (A)(D)	2.800	07-15-30	412,000	344,765
Trading companies and distributors 2.1%
AerCap Ireland Capital DAC	3.000	10-29-28	465,000	404,838
AerCap Ireland Capital DAC	3.650	07-21-27	400,000	372,192
AerCap Ireland Capital DAC	3.875	01-23-28	1,137,000	1,055,685
Air Lease Corp. (A)	2.875	01-15-26	171,000	159,765
Air Lease Corp. (A)	3.625	12-01-27	164,000	152,125
Air Lease Corp. (A)	5.850	12-15-27	135,000	136,607
Ashtead Capital, Inc. (A)(D)	5.500	08-11-32	200,000	197,546
Beacon Roofing Supply, Inc. (A)(D)	4.125	05-15-29	151,000	132,096
United Rentals North America, Inc. (A)	3.875	11-15-27	146,000	136,932
United Rentals North America, Inc. (A)	4.875	01-15-28	169,000	162,375
Information technology 5.5%				7,777,181
Communications equipment 0.5%
Motorola Solutions, Inc. (A)	4.600	05-23-29	114,000	112,149
Motorola Solutions, Inc. (A)	5.600	06-01-32	600,000	609,357
IT services 0.4%
Gartner, Inc. (A)(D)	4.500	07-01-28	287,000	269,715
Sabre GLBL, Inc. (A)(D)	7.375	09-01-25	161,000	143,089
VeriSign, Inc. (A)	2.700	06-15-31	157,000	133,716
Semiconductors and semiconductor equipment 2.5%
Broadcom, Inc. (A)(D)	3.419	04-15-33	408,000	343,389
Broadcom, Inc. (A)	4.750	04-15-29	976,000	966,798
Broadcom, Inc. (A)(D)	4.926	05-15-37	174,000	158,826
KLA Corp. (A)	4.100	03-15-29	173,000	170,908
Micron Technology, Inc. (A)	4.185	02-15-27	762,000	734,780
Micron Technology, Inc. (A)	5.327	02-06-29	697,000	694,064
NXP BV	3.875	06-18-26	372,000	360,052
Qorvo, Inc. (D)	3.375	04-01-31	187,000	151,848
Software 0.8%
Autodesk, Inc. (A)	2.850	01-15-30	133,000	118,717
Consensus Cloud Solutions, Inc. (A)(D)	6.500	10-15-28	119,000	104,125
Oracle Corp. (A)	6.150	11-09-29	345,000	366,067
Oracle Corp. (A)	6.250	11-09-32	531,000	573,291
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	17

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Technology hardware, storage and peripherals 1.3%
CDW LLC (A)	3.250	02-15-29	115,000	$99,432
Dell International LLC (A)	4.900	10-01-26	480,000	480,239
Dell International LLC (A)	5.300	10-01-29	221,000	223,386
Dell International LLC (A)	5.850	07-15-25	423,000	432,001
Western Digital Corp. (A)	4.750	02-15-26	559,000	531,232
Materials 2.7%				3,809,346
Chemicals 0.4%
Braskem Netherlands Finance BV (D)	5.875	01-31-50	269,000	205,217
Sasol Financing USA LLC	5.500	03-18-31	158,000	130,819
Trinseo Materials Operating SCA (A)(D)	5.125	04-01-29	52,000	32,240
Valvoline, Inc. (A)(D)	3.625	06-15-31	240,000	199,285
Construction materials 0.5%
Cemex SAB de CV (D)	3.875	07-11-31	255,000	213,478
Cemex SAB de CV (D)	5.200	09-17-30	256,000	238,306
Standard Industries, Inc. (A)(D)	3.375	01-15-31	109,000	86,262
Standard Industries, Inc. (A)(D)	4.375	07-15-30	122,000	105,304
Standard Industries, Inc. (A)(D)	5.000	02-15-27	54,000	51,634
Containers and packaging 0.5%
Graphic Packaging International LLC (A)(D)	3.500	03-01-29	204,000	180,660
Mauser Packaging Solutions Holding Company (A)(D)	7.875	08-15-26	116,000	117,662
Owens-Brockway Glass Container, Inc. (A)(D)	6.625	05-13-27	97,000	97,340
Pactiv Evergreen Group Issuer LLC (A)(D)	4.375	10-15-28	133,000	117,121
Pactiv Evergreen Group Issuer, Inc. (A)(D)	4.000	10-15-27	275,000	247,503
Metals and mining 1.3%
Anglo American Capital PLC (D)	4.750	04-10-27	200,000	196,904
First Quantum Minerals, Ltd. (D)	6.875	10-15-27	280,000	271,838
Freeport-McMoRan, Inc.	4.250	03-01-30	278,000	258,532
Freeport-McMoRan, Inc.	4.625	08-01-30	226,000	215,327
Freeport-McMoRan, Inc.	5.450	03-15-43	323,000	303,187
Hudbay Minerals, Inc. (A)(D)	4.500	04-01-26	52,000	48,424
JW Aluminum Continuous Cast Company (A)(D)	10.250	06-01-26	58,000	58,000
Newmont Corp. (A)	2.800	10-01-29	117,000	104,318
Novelis Corp. (D)	4.750	01-30-30	327,000	295,894
Volcan Cia Minera SAA (D)	4.375	02-11-26	45,000	34,091
Real estate 2.7%				3,746,958
Hotel and resort REITs 0.6%
Host Hotels & Resorts LP (A)	3.375	12-15-29	311,000	266,992
Host Hotels & Resorts LP (A)	3.500	09-15-30	182,000	154,962
Host Hotels & Resorts LP (A)	4.500	02-01-26	164,000	160,181
18	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Real estate (continued)
Hotel and resort REITs (continued)
RHP Hotel Properties LP (A)(D)	4.500	02-15-29	180,000	$162,081
XHR LP (A)(D)	4.875	06-01-29	82,000	71,169
Residential REITs 0.1%
American Homes 4 Rent LP (A)	4.250	02-15-28	154,000	145,849
Specialized REITs 2.0%
American Tower Corp. (A)	3.550	07-15-27	215,000	203,980
American Tower Corp. (A)	3.800	08-15-29	671,000	630,403
American Tower Trust I (D)	5.490	03-15-28	300,000	306,372
Crown Castle, Inc. (A)	3.800	02-15-28	175,000	167,605
Extra Space Storage LP (A)	5.700	04-01-28	79,000	80,833
GLP Capital LP (A)	3.250	01-15-32	119,000	97,581
GLP Capital LP	4.000	01-15-30	121,000	107,320
GLP Capital LP (A)	5.375	04-15-26	231,000	228,654
Iron Mountain Information Management Services, Inc. (A)(D)	5.000	07-15-32	54,000	47,304
Iron Mountain, Inc. (A)(D)	4.875	09-15-29	113,000	103,064
Iron Mountain, Inc. (A)(D)	5.250	07-15-30	130,000	119,733
SBA Tower Trust (D)	6.599	01-15-28	96,000	100,683
VICI Properties LP (A)(D)	3.875	02-15-29	151,000	135,692
VICI Properties LP (A)(D)	4.125	08-15-30	155,000	138,193
VICI Properties LP (A)(D)	4.625	12-01-29	279,000	259,138
VICI Properties LP (A)	5.125	05-15-32	62,000	59,169
Utilities 3.0%				4,197,650
Electric utilities 2.2%
Atlantica Transmision Sur SA (D)	6.875	04-30-43	233,125	219,138
Duke Energy Corp. (A)	2.450	06-01-30	87,000	74,760
Emera US Finance LP (A)	3.550	06-15-26	130,000	124,420
FirstEnergy Corp.	2.650	03-01-30	165,000	142,517
FirstEnergy Corp.	3.400	03-01-50	69,000	48,346
Instituto Costarricense de Electricidad (A)(B)(D)	6.375	05-15-43	215,000	177,375
NextEra Energy Capital Holdings, Inc. (A)	5.000	07-15-32	90,000	90,827
NextEra Energy Capital Holdings, Inc. (A)	6.051	03-01-25	71,000	72,180
NRG Energy, Inc. (D)	3.375	02-15-29	47,000	39,799
NRG Energy, Inc. (D)	3.625	02-15-31	132,000	106,852
NRG Energy, Inc. (D)	3.875	02-15-32	291,000	234,968
NRG Energy, Inc. (A)(D)	4.450	06-15-29	194,000	177,929
NRG Energy, Inc.	5.750	01-15-28	250,000	243,763
NRG Energy, Inc. (A)(D)	7.000	03-15-33	240,000	249,005
NRG Energy, Inc. (10.250% to 3-15-28, then 5 Year CMT + 5.920%) (A)(D)(F)	10.250	03-15-28	189,000	185,424
Vistra Operations Company LLC (A)(D)	3.700	01-30-27	486,000	453,674
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	19

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Electric utilities (continued)
Vistra Operations Company LLC (A)(D)	4.300	07-15-29	441,000	$407,093
Gas utilities 0.2%
AmeriGas Partners LP (A)	5.500	05-20-25	228,000	221,400
Independent power and renewable electricity producers 0.3%
AES Panama Generation Holdings SRL (D)	4.375	05-31-30	233,000	202,130
NextEra Energy Operating Partners LP (D)	3.875	10-15-26	193,000	180,696
NextEra Energy Operating Partners LP (D)	4.500	09-15-27	110,000	103,400
Multi-utilities 0.3%
Dominion Energy, Inc. (A)	3.375	04-01-30	169,000	154,159
NiSource, Inc. (A)	1.700	02-15-31	87,000	69,920
NiSource, Inc. (A)	3.600	05-01-30	174,000	161,698

NiSource, Inc. (A)	5.250	03-30-28	55,000	56,177
Municipal bonds 0.5% (0.3% of Total investments)				$642,520
(Cost $742,016)
Golden State Tobacco Securitization Corp. (California)	4.214	06-01-50	176,000	136,979
New Jersey Transportation Trust Fund Authority	4.081	06-15-39	306,000	272,332
New Jersey Transportation Trust Fund Authority	4.131	06-15-42	75,000	65,665

State Board of Administration Finance Corp. (Florida)	1.705	07-01-27	187,000	167,544
Term loans (H) 0.1% (0.0% of Total investments)				$107,365
(Cost $119,885)
Industrials 0.1%				107,365
Professional services 0.1%

CoreLogic, Inc., Term Loan (1 month LIBOR + 3.500%)	8.563	06-02-28	119,985	107,365
Collateralized mortgage obligations 11.3% (6.8% of Total investments)				$15,887,832
(Cost $19,660,804)
Commercial and residential 8.8%				12,311,643
BAMLL Commercial Mortgage Securities Trust
Series 2019-BPR, Class ENM (D)(I)	3.843	11-05-32	175,000	89,250
Barclays Commercial Mortgage Trust
Series 2019-C5, Class A2	3.043	11-15-52	241,000	231,752
BBCMS Mortgage Trust
Series 2020-C6, Class A2	2.690	02-15-53	155,000	143,911
BBCMS Trust
Series 2015-SRCH, Class D (D)(I)	5.122	08-10-35	295,000	249,574
Benchmark Mortgage Trust
Series 2019-B12, Class A2	3.001	08-15-52	122,708	118,154
BOCA Commercial Mortgage Trust
Series 2022-BOCA, Class B (1 month CME Term SOFR + 2.319%) (D)(G)	7.209	05-15-39	100,000	97,571
20	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
BPR Trust
Series 2022-OANA, Class A (1 month CME Term SOFR + 1.898%) (D)(G)	6.788	04-15-37	488,000	$475,152
BWAY Mortgage Trust
Series 2015-1740, Class XA IO (D)	0.205	01-10-35	6,885,000	839
BX Commercial Mortgage Trust
Series 2020-VKNG, Class A (1 month CME Term SOFR + 1.044%) (D)(G)	5.934	10-15-37	85,276	83,779
Series 2021-VOLT, Class C (1 month LIBOR + 1.100%) (D)(G)	6.048	09-15-36	223,000	211,834
BX Trust
Series 2022-CLS, Class A (D)	5.760	10-13-27	221,000	216,546
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class F (1 month LIBOR + 2.550%) (D)(G)	7.498	12-15-37	146,000	139,544
Citigroup Commercial Mortgage Trust
Series 2019-SMRT, Class A (D)	4.149	01-10-36	123,000	120,640
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2012-CR3, Class XA IO	1.382	10-15-45	220,850	22
Commercial Mortgage Trust (Citigroup/Deutsche Bank AG)
Series 2018-COR3, Class XA IO	0.573	05-10-51	3,801,063	69,399
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2013-300P, Class D (D)(I)	4.540	08-10-30	340,000	282,200
Series 2020-CBM, Class A2 (D)	2.896	02-10-37	208,000	195,086
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class D (1 month LIBOR + 1.600%) (D)(G)	6.548	05-15-36	349,131	343,635
Ellington Financial Mortgage Trust
Series 2023-1, Class A1 (D)	5.732	02-25-68	488,929	488,842
Flagstar Mortgage Trust
Series 2021-1, Class A2 (D)(I)	2.500	02-01-51	355,441	292,045
GCAT Trust
Series 2023-NQM2, Class A1 (D)	5.837	11-25-67	487,997	488,547
GS Mortgage Securities Trust
Series 2017-485L, Class C (D)(I)	4.115	02-10-37	240,000	206,514
Series 2020-UPTN, Class A (D)	2.751	02-10-37	192,000	177,515
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (D)	0.350	05-19-47	2,469,368	25,820
Series 2007-4, Class ES IO	0.350	07-19-47	2,552,712	33,584
Series 2007-6, Class ES IO (D)	0.343	08-19-37	2,603,427	32,361
Imperial Fund Mortgage Trust
Series 2023-NQM1, Class A1 (D)	5.941	02-25-68	487,023	486,686
IMT Trust
Series 2017-APTS, Class CFX (D)(I)	3.613	06-15-34	190,000	181,513
Irvine Core Office Trust
Series 2013-IRV, Class A2 (D)(I)	3.279	05-15-48	245,000	237,529
JPMorgan Chase Commercial Mortgage Securities Trust
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	21

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2020-NNN, Class AFX (D)	2.812	01-16-37	195,000	$177,657
KNDL Mortgage Trust
Series 2019-KNSQ, Class D (1 month LIBOR + 1.350%) (D)(G)	6.298	05-15-36	144,000	141,219
Life Mortgage Trust
Series 2021-BMR, Class A (1 month CME Term SOFR + 0.814%) (D)(G)	5.704	03-15-38	114,025	110,983
Series 2021-BMR, Class D (1 month CME Term SOFR + 1.514%) (D)(G)	6.404	03-15-38	216,253	206,481
Series 2022-BMR2, Class A1 (1 month CME Term SOFR + 1.295%) (D)(G)	6.185	05-15-39	484,000	473,836
Natixis Commercial Mortgage Securities Trust
Series 2018-285M, Class D (D)(I)	3.917	11-15-32	100,000	69,419
Series 2018-ALXA, Class C (D)(I)	4.460	01-15-43	175,000	149,366
New Residential Mortgage Loan Trust
Series 2022-NQM4, Class A1 (D)	5.000	06-25-62	561,182	548,596
NYMT Loan Trust
Series 2022-CP1, Class A1 (D)	2.042	07-25-61	111,847	101,528
OBX Trust
Series 2020-EXP2, Class A3 (D)(I)	2.500	05-25-60	84,784	71,398
Series 2022-NQM7, Class A1 (D)	5.110	08-25-62	537,453	530,742
One Market Plaza Trust
Series 2017-1MKT, Class D (D)	4.146	02-10-32	190,000	166,179
SLG Office Trust
Series 2021-OVA, Class D (D)	2.851	07-15-41	270,000	201,235
Starwood Mortgage Residential Trust
Series 2022-1, Class A1 (D)(I)	2.447	12-25-66	252,554	218,504
Series 2022-4, Class A1 (D)	5.192	05-25-67	465,375	458,889
Towd Point Mortgage Trust
Series 2015-1, Class A5 (D)(I)	3.956	10-25-53	125,000	121,356
Series 2015-2, Class 1M2 (D)(I)	3.548	11-25-60	207,006	202,848
Series 2017-2, Class A1 (D)(I)	2.750	04-25-57	6,904	6,806
Series 2018-1, Class A1 (D)(I)	3.000	01-25-58	42,822	41,557
Series 2018-4, Class A1 (D)(I)	3.000	06-25-58	186,902	173,752
Series 2018-5, Class A1A (D)(I)	3.250	07-25-58	29,439	28,345
Series 2019-1, Class A1 (D)(I)	3.750	03-25-58	135,821	129,375
Series 2019-4, Class A1 (D)(I)	2.900	10-25-59	150,469	141,105
Series 2020-4, Class A1 (D)	1.750	10-25-60	183,342	160,780
Verus Securitization Trust
Series 2023-INV1, Class A1 (D)	5.999	02-25-68	1,953,298	1,959,843
U.S. Government Agency 2.5%				3,576,189
Federal Home Loan Mortgage Corp.
Series 2022-DNA2, Class M1B (1 month SOFR + 2.400%) (D)(G)	7.215	02-25-42	270,000	265,953
Series 2022-DNA3, Class M1B (1 month SOFR + 2.900%) (D)(G)	7.715	04-25-42	164,000	163,590
Series 2022-DNA4, Class M1B (1 month SOFR + 3.350%) (D)(G)	8.165	05-25-42	250,000	253,750
22	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2022-DNA5, Class M1B (1 month SOFR + 4.500%) (D)(G)	9.315	06-25-42	272,000	$288,243
Federal National Mortgage Association
Series 427, Class C20 IO	2.000	02-25-51	1,639,467	217,247
Series 427, Class C77 IO	2.500	09-25-51	776,360	114,272
Government National Mortgage Association
Series 2012-114, Class IO	0.608	01-16-53	468,099	7,148
Series 2016-174, Class IO	0.892	11-16-56	657,509	26,648
Series 2017-109, Class IO	0.230	04-16-57	766,504	14,339
Series 2017-124, Class IO	0.620	01-16-59	744,526	22,538
Series 2017-135, Class IO	0.720	10-16-58	1,191,446	48,601
Series 2017-140, Class IO	0.486	02-16-59	580,178	19,296
Series 2017-20, Class IO	0.531	12-16-58	1,305,090	33,234
Series 2017-22, Class IO	0.758	12-16-57	365,728	13,430
Series 2017-46, Class IO	0.697	11-16-57	1,119,127	41,789
Series 2017-61, Class IO	0.745	05-16-59	631,259	23,392
Series 2017-74, Class IO	0.447	09-16-58	1,151,410	26,537
Series 2018-114, Class IO	0.710	04-16-60	816,210	32,893
Series 2018-158, Class IO	0.773	05-16-61	1,248,317	61,986
Series 2018-35, Class IO	0.530	03-16-60	1,643,650	60,479
Series 2018-43, Class IO	0.438	05-16-60	2,061,480	68,537
Series 2018-69, Class IO	0.611	04-16-60	675,518	31,007
Series 2018-9, Class IO	0.443	01-16-60	1,204,476	36,980
Series 2019-131, Class IO	0.802	07-16-61	928,962	51,273
Series 2020-100, Class IO	0.783	05-16-62	1,088,516	64,359
Series 2020-108, Class IO	0.847	06-16-62	1,223,334	72,993
Series 2020-114, Class IO	0.800	09-16-62	2,604,698	160,681
Series 2020-118, Class IO	0.881	06-16-62	1,895,299	118,028
Series 2020-119, Class IO	0.602	08-16-62	1,076,191	54,275
Series 2020-120, Class IO	0.761	05-16-62	597,388	35,060
Series 2020-137, Class IO	0.795	09-16-62	3,000,767	170,875
Series 2020-150, Class IO	0.961	12-16-62	1,673,507	119,845
Series 2020-170, Class IO	0.833	11-16-62	2,240,030	143,298
Series 2021-203, Class IO	0.869	07-16-63	1,791,054	119,668
Series 2021-3, Class IO	0.867	09-16-62	2,878,750	186,774
Series 2021-40, Class IO	0.824	02-16-63	705,531	45,239
Series 2022-150, Class IO	0.823	06-16-64	257,200	17,385
Series 2022-17, Class IO	0.802	06-16-64	1,513,041	101,066
Series 2022-181, Class IO	0.715	07-16-64	792,915	59,049
Series 2022-21, Class IO	0.783	10-16-63	661,940	42,968

Series 2022-53, Class IO	0.712	06-16-64	2,523,043	141,464
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	23

	Rate (%)	Maturity date	Par value^	Value

Asset backed securities 11.1% (6.6% of Total investments)				$15,644,826
(Cost $17,169,125)
Asset backed securities 11.1%				15,644,826
ABPCI Direct Lending Fund I, Ltd.
Series 2020-1A, Class A (D)	3.199	12-20-30	105,000	97,587
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2 (D)	1.937	08-15-46	535,000	475,022
Ally Auto Receivables Trust
Series 2022-3, Class A4	5.070	06-15-31	500,000	506,773
Applebee’s Funding LLC
Series 2023-1A, Class A2 (D)	7.824	03-05-53	146,000	147,349
Aqua Finance Trust
Series 2021-A, Class A (D)	1.540	07-17-46	105,344	94,665
Arby’s Funding LLC
Series 2020-1A, Class A2 (D)	3.237	07-30-50	379,275	335,093
Avis Budget Rental Car Funding AESOP LLC
Series 2023-1A, Class A (D)	5.250	04-20-29	580,000	584,671
CARS-DB4 LP
Series 2020-1A, Class B1 (D)	4.170	02-15-50	293,000	275,018
CF Hippolyta Issuer LLC
Series 2020-1, Class A1 (D)	1.690	07-15-60	365,178	331,359
Series 2021-1A, Class A1 (D)	1.530	03-15-61	363,785	319,889
Chase Auto Credit Linked Notes
Series 2021-3, Class B (D)	0.760	02-26-29	101,242	95,942
CLI Funding VI LLC
Series 2020-1A, Class A (D)	2.080	09-18-45	381,290	338,093
CLI Funding VIII LLC
Series 2021-1A, Class A (D)	1.640	02-18-46	342,773	298,384
Series 2022-1A, Class A (D)	2.720	01-18-47	213,952	187,837
ContiMortgage Home Equity Loan Trust
Series 1995-2, Class A5	8.100	08-15-25	15,003	14,847
CyrusOne Data Centers Issuer I LLC
Series 2023-1A, Class A2 (D)	4.300	04-20-48	291,000	264,126
DB Master Finance LLC
Series 2017-1A, Class A2II (D)	4.030	11-20-47	161,500	151,737
Diamond Infrastructure Funding LLC
Series 2021-1A, Class C (D)	3.475	04-15-49	80,000	64,208
Domino’s Pizza Master Issuer LLC
Series 2017-1A, Class A23 (D)	4.118	07-25-47	506,913	478,928
Series 2021-1A, Class A2I (D)	2.662	04-25-51	261,660	226,044
Driven Brands Funding LLC
Series 2020-2A, Class A2 (D)	3.237	01-20-51	273,700	235,446
Series 2021-1A, Class A2 (D)	2.791	10-20-51	329,975	272,031
FirstKey Homes Trust
Series 2021-SFR1, Class D (D)	2.189	08-17-38	264,000	228,847
Five Guys Funding LLC
Series 2017-1A, Class A2 (D)	4.600	07-25-47	193,060	188,480
Ford Credit Auto Owner Trust
Series 2022-D, Class A3	5.270	05-17-27	500,000	505,205
24	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
GM Financial Consumer Automobile Receivables Trust
Series 2023-1, Class A4	4.590	07-17-28	290,000	$291,279
Golub Capital Partners Funding, Ltd.
Series 2020-1A, Class A2 (D)	3.208	01-22-29	297,000	274,949
Series 2021-1A, Class A2 (D)	2.773	04-20-29	268,000	248,557
HI-FI Music IP Issuer LP
Series 2022-1A, Class A2 (D)	3.939	02-01-62	240,000	222,795
Hilton Grand Vacations Trust
Series 2018-AA, Class A (D)	3.540	02-25-32	50,130	48,593
Jack in the Box Funding LLC
Series 2019-1A, Class A23 (D)	4.970	08-25-49	96,040	88,283
Series 2022-1A, Class A2I (D)	3.445	02-26-52	297,920	266,298
Laurel Road Prime Student Loan Trust
Series 2019-A, Class A2FX (D)	2.730	10-25-48	17,083	16,556
Mercedes-Benz Auto Receivables Trust
Series 2022-1, Class A4	5.250	02-15-29	500,000	511,167
Series 2023-1, Class A4	4.310	04-16-29	290,000	289,024
MetroNet Infrastructure Issuer LLC
Series 2023-1A, Class A2 (D)	6.560	04-20-53	170,000	169,672
MVW LLC
Series 2020-1A, Class D (D)	7.140	10-20-37	968,504	929,435
MVW Owner Trust
Series 2018-1A, Class A (D)	3.450	01-21-36	80,483	78,327
Navient Private Education Refi Loan Trust
Series 2019-FA, Class A2 (D)	2.600	08-15-68	120,604	111,937
Neighborly Issuer LLC
Series 2021-1A, Class A2 (D)	3.584	04-30-51	467,670	395,304
Series 2022-1A, Class A2 (D)	3.695	01-30-52	210,338	175,046
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class A1 (D)	1.910	10-20-61	461,000	400,306
Series 2021-1, Class B1 (D)	2.410	10-20-61	139,000	117,180
NRZ Excess Spread-Collateralized Notes
Series 2021-FHT1, Class A (D)	3.104	07-25-26	66,342	59,534
Progress Residential Trust
Series 2021-SFR8, Class B (D)	1.681	10-17-38	165,000	143,891
Sesac Finance LLC
Series 2019-1, Class A2 (D)	5.216	07-25-49	348,425	329,227
SMB Private Education Loan Trust
Series 2019-B, Class A2A (D)	2.840	06-15-37	219,276	207,357
Series 2020-PTA, Class A2A (D)	1.600	09-15-54	183,768	165,692
Series 2021-A, Class APT2 (D)	1.070	01-15-53	137,936	121,931
Sonic Capital LLC
Series 2020-1A, Class A2I (D)	3.845	01-20-50	308,547	284,308
Series 2021-1A, Class A2I (D)	2.190	08-20-51	235,216	193,534
Sunbird Engine Finance LLC
Series 2020-1A, Class A (D)	3.671	02-15-45	181,439	153,071
Taco Bell Funding LLC
Series 2021-1A, Class A2I (D)	1.946	08-25-51	499,675	438,197
TIF Funding II LLC
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	25

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Series 2021-1A, Class A (D)	1.650	02-20-46	201,972	$171,041
Triton Container Finance VIII LLC
Series 2020-1A, Class A (D)	2.110	09-20-45	501,808	440,629
Series 2021-1A, Class A (D)	1.860	03-20-46	277,323	239,275
Vantage Data Centers LLC
Series 2020-1A, Class A2 (D)	1.645	09-15-45	366,000	330,037
Series 2020-2A, Class A2 (D)	1.992	09-15-45	239,000	203,457
VR Funding LLC
Series 2020-1A, Class A (D)	2.790	11-15-50	334,149	287,623
Wendy’s Funding LLC
Series 2021-1A, Class A2I (D)	2.370	06-15-51	290,820	244,176
Willis Engine Structured Trust V
Series 2020-A, Class A (D)	3.228	03-15-45	101,978	86,758
Zaxby’s Funding LLC
Series 2021-1A, Class A2 (D)	3.238	07-30-51	229,905	192,799

	Shares	Value
Common stocks 0.2% (0.1% of Total investments)		$197,377
(Cost $320,689)
Energy 0.0%		8,189
Oil, gas and consumable fuels 0.0%
Altera Infrastructure LP (J)(K)	318	8,189
Utilities 0.2%		189,188
Multi-utilities 0.2%

Algonquin Power & Utilities Corp.	6,250	189,188
Preferred securities 0.3% (0.2% of Total investments)		$449,301
(Cost $524,505)
Communication services 0.1%		87,200
Wireless telecommunication services 0.1%
Telephone & Data Systems, Inc., 6.625% (A)	5,825	87,200
Financials 0.1%		224,262
Banks 0.1%
Wells Fargo & Company, 7.500%	192	224,262
Utilities 0.1%		137,839
Multi-utilities 0.1%
NiSource, Inc., 7.750% (A)(B)	1,300	137,839

	Par value^	Value
Escrow certificates 0.0% (0.0% of Total investments)		$626
(Cost $0)
LSC Communications, Inc. (D)(J)(K)	321,000	626

26	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Yield (%)	Shares	Value
Short-term investments 3.6% (2.2% of Total investments)			$5,108,544
(Cost $5,108,774)
Short-term funds 3.6%			5,108,544
John Hancock Collateral Trust (L)	4.9058(M)	511,003	5,108,544

Total investments (Cost $250,115,197) 166.6%	$234,506,609
Other assets and liabilities, net (66.6%)	(93,736,430)
Total net assets 100.0%	$140,770,179

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
(A)	All or a portion of this security is pledged as collateral pursuant to the Liquidity Agreement. Total collateral value at 4-30-23 was $105,238,989. A portion of the securities pledged as collateral were loaned pursuant to the Liquidity Agreement. The value of securities on loan amounted to $17,015,026.
(B)	All or a portion of this security is on loan as of 4-30-23, and is a component of the fund’s leverage under the Liquidity Agreement.
(C)	Security purchased or sold on a when-issued or delayed delivery basis.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $57,271,221 or 40.7% of the fund’s net assets as of 4-30-23.
(E)	Non-income producing - Issuer is in default.
(F)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(G)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(H)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(I)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(J)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(K)	Non-income producing security.
(L)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(M)	The rate shown is the annualized seven-day yield as of 4-30-23.
At 4-30-23, the aggregate cost of investments for federal income tax purposes was $251,209,552. Net unrealized depreciation aggregated to $16,702,943, of which $766,245 related to gross unrealized appreciation and $17,469,188 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	27

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 4-30-23 (unaudited)

Assets
Unaffiliated investments, at value (Cost $245,006,423)	$229,398,065
Affiliated investments, at value (Cost $5,108,774)	5,108,544
Total investments, at value (Cost $250,115,197)	234,506,609
Cash	148,956
Interest receivable	1,904,378
Receivable for investments sold	4,946,876
Other assets	27,887
Total assets	241,534,706
Liabilities
Liquidity agreement	91,300,000
Payable for investments purchased	373,682
Payable for delayed delivery securities purchased	8,603,817
Interest payable	419,879
Payable to affiliates
Accounting and legal services fees	8,431
Other liabilities and accrued expenses	58,718
Total liabilities	100,764,527
Net assets	$140,770,179
Net assets consist of
Paid-in capital	$175,067,706
Total distributable earnings (loss)	(34,297,527)
Net assets	$140,770,179

Net asset value per share
Based on 11,646,585 shares of beneficial interest outstanding - unlimited number of shares authorized with no par value	$12.09
28	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 4-30-23 (unaudited)

Investment income
Interest	$5,290,654
Dividends from affiliated investments	85,202
Dividends	29,171
Less foreign taxes withheld	(1,449)
Total investment income	5,403,578
Expenses
Investment management fees	628,699
Interest expense	2,342,358
Accounting and legal services fees	13,359
Transfer agent fees	28,634
Trustees’ fees	26,678
Custodian fees	14,800
Printing and postage	19,859
Professional fees	53,299
Stock exchange listing fees	11,775
Other	10,002
Total expenses	3,149,463
Less expense reductions	(8,778)
Net expenses	3,140,685
Net investment income	2,262,893
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(8,648,862)
Affiliated investments	3,844
(8,645,018)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	17,629,679
Affiliated investments	(200)
17,629,479
Net realized and unrealized gain	8,984,461
Increase in net assets from operations	$11,247,354
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	29

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-23 (unaudited)	Year ended 10-31-22
Increase (decrease) in net assets
From operations
Net investment income	$2,262,893	$6,538,930
Net realized loss	(8,645,018)	(8,150,661)
Change in net unrealized appreciation (depreciation)	17,629,479	(40,648,874)
Increase (decrease) in net assets resulting from operations	11,247,354	(42,260,605)
Distributions to shareholders
From earnings	(2,662,410)	(10,716,025)
Total distributions	(2,662,410)	(10,716,025)
Total increase (decrease)	8,584,944	(52,976,630)
Net assets
Beginning of period	132,185,235	185,161,865
End of period	$140,770,179	$132,185,235
Share activity
Shares outstanding
Beginning of period	11,646,585	11,646,585
End of period	11,646,585	11,646,585
30	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CASH FLOWS For the six months ended   4-30-23 (unaudited)

Cash flows from operating activities
Net increase in net assets from operations	$11,247,354
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Long-term investments purchased	(186,711,794)
Long-term investments sold	183,893,327
Net purchases and sales of short-term investments	(1,452,450)
Net amortization of premium (discount)	15,214
(Increase) Decrease in assets:
Dividends and interest receivable	(39,494)
Receivable for investments sold	11,929,201
Receivable for delayed delivery securities sold	1,482,699
Other assets	(6,537)
Increase (Decrease) in liabilities:
Payable for investments purchased	(15,759,336)
Payable for delayed delivery securities purchased	7,125,290
Interest payable	100,602
Payable to affiliates	385
Other liabilities and accrued expenses	(47,116)
Net change in unrealized (appreciation) depreciation on:
Investments	(17,629,479)
Net realized (gain) loss on:
Investments	8,645,018
Net cash provided by operating activities	$2,792,884
Cash flows provided by (used in) financing activities
Distributions to shareholders	$(2,662,410)
Net cash used in financing activities	$(2,662,410)
Net increase in cash	$130,474
Cash at beginning of period	$18,482
Cash at end of period	$148,956
Supplemental disclosure of cash flow information:
Cash paid for interest	$(2,241,756)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	31

Financial highlights
Period ended	4-30-23[1]	10-31-22	10-31-21	10-31-20	10-31-19	10-31-18
Per share operating performance
Net asset value, beginning of period	$11.35	$15.90	$15.95	$15.57	$14.22	$15.57
Net investment income[2]	0.19	0.56	0.71	0.65	0.60	0.66
Net realized and unrealized gain (loss) on investments	0.78	(4.19)	0.12	0.48	1.42	(1.27)
Total from investment operations	0.97	(3.63)	0.83	1.13	2.02	(0.61)
Less distributions
From net investment income	(0.23)	(0.70)	(0.84)	(0.75)	(0.67)	(0.74)
From net realized gain	—	(0.22)	(0.04)	—	—	—
Total distributions	(0.23)	(0.92)	(0.88)	(0.75)	(0.67)	(0.74)
Net asset value, end of period	$12.09	$11.35	$15.90	$15.95	$15.57	$14.22
Per share market value, end of period	$11.00	$10.48	$15.46	$15.44	$14.58	$13.14
Total return at net asset value (%)[3,4]	8.76[5]	(23.60)	5.36	7.78	14.84	(3.76)
Total return at market value (%)[3]	7.17[5]	(27.45)	5.83	11.42	16.37	(6.50)
Ratios and supplemental data
Net assets, end of period (in millions)	$141	$132	$185	$186	$181	$166
Ratios (as a percentage of average net assets):
Expenses before reductions	4.58[6]	2.10	1.30	1.67	2.55	2.34
Expenses including reductions[7]	4.56[6]	2.08	1.29	1.66	2.54	2.32
Net investment income	3.29[6]	4.13	4.42	4.15	3.99	4.44
Portfolio turnover (%)	81	101	60	66	50	68
Senior securities
Total debt outstanding end of period (in millions)	$91	$91	$91	$91	$91	$91
Asset coverage per $1,000 of debt[8]	$2,542	$2,448	$3,028	$3,035	$2,986	$2,814

[1]	Six months ended 4-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total return based on net asset value reflects changes in the fund’s net asset value during each period. Total return based on market value reflects changes in market value. Each figure assumes that distributions from income, capital gains and tax return of capital, if any, were reinvested.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Expenses including reductions excluding interest expense were 1.16% (annualized), 1.01%, 0.94%, 0.95%, 0.98% and 1.01% for the periods ended 4-30-23, 10-31-22, 10-30-21, 10-31-20, 10-31-19 and 10-31-18, respectively.
[8]	Asset coverage equals the total net assets plus borrowings divided by the borrowings of the fund outstanding at period end (Note 7). As debt outstanding changes, the level of invested assets may change accordingly. Asset coverage ratio provides a measure of leverage.
32	JOHN HANCOCK Income Securities Trust | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Income Securities Trust (the fund) is a closed-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act).
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology
SEMIANNUAL REPORT | JOHN HANCOCK Income Securities Trust	33

used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of April 30, 2023, by major security category or type:
	Total value at 4-30-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$99,592,863	—	$99,592,863	—
Foreign government obligations	978,496	—	978,496	—
Corporate bonds	95,896,859	—	95,896,859	—
Municipal bonds	642,520	—	642,520	—
Term loans	107,365	—	107,365	—
Collateralized mortgage obligations	15,887,832	—	15,887,832	—
Asset backed securities	15,644,826	—	15,644,826	—
Common stocks	197,377	$189,188	—	$8,189
Preferred securities	449,301	449,301	—	—
Escrow certificates	626	—	—	626
Short-term investments	5,108,544	5,108,544	—	—
Total investments in securities	$234,506,609	$5,747,033	$228,750,761	$8,815
The fund holds liabilities for which the fair value approximates the carrying amount for financial statement purposes. As of April 30, 2023, the liability for the fund’s Liquidity agreement on the Statement of assets and liabilities is categorized as Level 2 within the disclosure hierarchy.
When-issued/delayed-delivery securities. The fund may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the portfolio or in a schedule to the portfolio (Sale Commitments Outstanding). At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in its NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues until settlement takes place. At the time that the fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the securities purchased or sold prior to settlement date.
Mortgage and asset backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities.
34	JOHN HANCOCK Income Securities Trust | SEMIANNUAL REPORT

Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g. FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a tax return of capital and/or capital gain, if any, are recorded as a reduction of cost of investments and/or as a realized gain, if amounts are estimable. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdrafts. Pursuant to the custodian agreement, the fund’s custodian may, in its discretion, advance funds to the fund to make properly authorized payments. When such payments result in an overdraft, the fund is obligated to repay the custodian for any overdraft, including any costs or expenses associated with the overdraft. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Statement of cash flows. A Statement of cash flows is presented when a fund has a significant amount of borrowing during the period, based on the average total borrowing in relation to total assets, or when a certain percentage of the fund’s investments is classified as Level 3 in the fair value hierarchy. Information on financial transactions that have been settled through the receipt and disbursement of cash is presented in the Statement of
SEMIANNUAL REPORT | JOHN HANCOCK Income Securities Trust	35

cash flows. The cash amount shown in the Statement of cash flows is the amount included in the fund’s Statement of assets and liabilities and represents the cash on hand at the fund’s custodian and does not include any short-term investments or collateral on derivative contracts, if any.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of October 31, 2022, the fund has a short-term capital loss carryforward of $4,818,144 and a long-term capital loss carryforward of $4,162,787 available to offset future net realized capital gains. These carryforwards do not expire.
As of October 31, 2022, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends quarterly. Capital gain distributions, if any, are typically distributed annually.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to amortization and accretion on debt securities.
Note 3—Guarantees and indemnifications
Under the fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. The Advisor is an indirect, principally owned subsidiary of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation (MFC).
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of (a) 0.650% of the ﬁrst $150 million of the fund’s average daily managed assets (net assets plus borrowings under the Liquidity Agreement (see Note 7), (b) 0.375% of the next $50 million of the fund’s average daily managed assets, (c) 0.350% of the next $100 million of the fund’s average daily managed assets and (d) 0.300% of the fund’s average daily managed assets in excess of $300 million. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of MFC and an afﬁliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
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The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2023, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2024, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The expense reductions described above amounted to $8,778 for the six months ended April 30, 2023.
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2023, were equivalent to a net annual effective rate of 0.54% of the fund’s average daily managed net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred, for the six months ended April 30, 2023, amounted to an annual rate of 0.01% of the fund’s average daily managed net assets.
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. These Trustees receive from the fund and the other John Hancock closed-end funds an annual retainer. In addition, Trustee out-of-pocket expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Fund share transactions
On March 12, 2015, the Board of Trustees approved a share repurchase plan, which is subsequently reviewed by the Board of Trustees each year in December. Under the current share repurchase plan, the fund may purchase in the open market, between January 1, 2023 and December 31, 2023, up to 10% of its outstanding common shares as of December 31, 2022. The share repurchase plan will remain in effect between January 1, 2023 and December 31, 2023.
During the six months ended April 30, 2023 and the year ended October 31, 2022, the fund had no activities under the repurchase program. Shares repurchased and corresponding dollar amounts, if any, are included on the Statements of changes in net assets.
Note 6—Leverage risk
The fund utilizes a Liquidity Agreement (LA) to increase its assets available for investment. When the fund leverages its assets, shareholders bear the expenses associated with the LA and have potential to benefit or be disadvantaged from the use of leverage. The Advisor’s fee is also increased in dollar terms from the use of leverage. Consequently, the fund and the Advisor may have differing interests in determining whether to leverage the fund’s assets. Leverage creates risks that may adversely affect the return for the holders of shares, including:
•	the likelihood of greater volatility of NAV and market price of shares;
•	fluctuations in the interest rate paid for the use of the LA;
•	increased operating costs, which may reduce the fund’s total return;
•	the potential for a decline in the value of an investment acquired through leverage, while the fund’s obligations under such leverage remains fixed; and
•	the fund is more likely to have to sell securities in a volatile market in order to meet asset coverage or other debt compliance requirements.
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To the extent the income or capital appreciation derived from securities purchased with funds received from leverage exceeds the cost of leverage, the fund’s return will be greater than if leverage had not been used; conversely, returns would be lower if the cost of the leverage exceeds the income or capital appreciation derived. The use of securities lending to obtain leverage in the fund’s investments may subject the fund to greater risk of loss than would reinvestment of collateral in short term highly rated investments.
In addition to the risks created by the fund’s use of leverage, the fund is subject to the risk that it would be unable to timely, or at all, obtain replacement financing if the LA is terminated. Were this to happen, the fund would be required to de-leverage, selling securities at a potentially inopportune time and incurring tax consequences. Further, the fund’s ability to generate income from the use of leverage would be adversely affected.
Note 7—Liquidity Agreement
The fund has entered into a LA with State Street Bank and Trust Company (SSB) that allows it to borrow or otherwise access up to $91.3 million (maximum facility amount) through a line of credit, securities lending and reverse repurchase agreements. The amounts outstanding at April 30, 2023 are shown in the Statement of assets and liabilities as the Liquidity agreement.
The fund pledges its assets as collateral to secure obligations under the LA. The fund retains the risks and rewards of the ownership of assets pledged to secure obligations under the LA and makes these assets available for securities lending and reverse repurchase transactions with SSB acting as the fund’s authorized agent for these transactions. All transactions initiated through SSB are required to be secured with cash collateral received from the securities borrower (the Borrower) or cash is received from the reverse repurchase agreement (Reverse Repo) counterparties. Securities lending transactions will be secured with cash collateral in amounts at least equal to 100% of the market value of the securities utilized in these transactions. Cash received by SSB from securities lending or Reverse Repo transactions is credited against the amounts borrowed under the line of credit. As of April 30, 2023, the LA balance of $91,300,000 was comprised of $73,356,738 from the line of credit and $17,943,262 cash received by SSB from securities lending or Reverse Repo transactions.
Upon return of securities by the Borrower or Reverse Repo counterparty, SSB will return the cash collateral to the Borrower or proceeds from the Reverse Repo, as applicable, which will eliminate the credit against the line of credit and will cause the drawdowns under the line of credit to increase by the amounts returned. Income earned on the loaned securities is retained by SSB, and any interest due on the reverse repurchase agreements is paid by SSB.
SSB has indemnified the fund for certain losses that may arise if the Borrower or a Reverse Repo Counterparty fails to return securities when due. With respect to securities lending transactions, upon a default of the securities borrower, SSB uses the collateral received from the Borrower to purchase replacement securities of the same issue, type, class and series. If the value of the collateral is less than the purchase cost of replacement securities, SSB is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any of the fund’s losses on the reinvested cash collateral. Although the risk of the loss of the securities is mitigated by receiving collateral from the Borrower or proceeds from the Reverse Repo counterparty and through SSB indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the Borrower or Reverse Repo counterparty fails to return the securities on a timely basis.
Effective April 1, 2023, interest charged is at the rate of overnight bank funding rate (OBFR) plus 0.700% and is payable monthly on the aggregate balance of the drawdowns outstanding under the LA. Prior to April 1, 2023, interest was charged at a rate of one month London Interbank Offered Rate (LIBOR) plus 0.60%. As of April 30, 2023, the fund had an aggregate balance of $91,300,000 at an interest rate of 5.51%, which is reflected in the Liquidity agreement on the Statement of assets and liabilities. During the six months ended April 30, 2023, the average balance of the LA and the effective average interest rate were $91,300,000 and 5.17%, respectively.
The fund may terminate the LA with 60 days’ notice. If certain asset coverage and collateral requirements, or other covenants are not met, the LA could be deemed in default and result in termination. Absent a default or facility
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termination event, SSB is required to provide the fund with 360 days’ notice prior to terminating the LA.
Due to the anticipated discontinuation of LIBOR, as discussed in Note 8, the LA was amended to remove LIBOR as the reference rate for interest and has been replaced with OBFR for interest mutually agreed upon by the fund and SSB. However, there remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate and the potential effect of a transition away from LIBOR on the fund cannot yet be fully determined.
Note 8—LIBOR Discontinuation Risk
LIBOR is a measure of the average interest rate at which major global banks can borrow from one another. Following allegations of rate manipulation and concerns regarding its thin liquidity, in July 2017, the U.K. Financial Conduct Authority, which regulates LIBOR, announced that it will stop encouraging banks to provide the quotations needed to sustain LIBOR. The ICE Benchmark Administration Limited, the administrator of LIBOR, ceased publishing most LIBOR maturities, including some US LIBOR maturities, on December 31, 2021, and is expected to cease publishing the remaining and most liquid US LIBOR maturities on June 30, 2023. It is expected that market participants, such as the fund and SSB, have transitioned or will transition to the use of alternative reference or benchmark rates prior to the applicable LIBOR publication cessation date. However, although regulators have encouraged the development and adoption of alternative rates, such as the Secured Overnight Financing Rate (SOFR), there is currently no definitive information regarding the future utilization of LIBOR or of any particular replacement rate.
 Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation dates, the impact on the transition away from LIBOR referenced financial instruments remains uncertain. It is expected that market participants will amend financial instruments referencing LIBOR to include fallback provisions and other measures that contemplate the discontinuation of LIBOR or other similar market disruption events, but neither the effect of the transition process nor the viability of such measures is known. To facilitate the transition of legacy derivatives contracts referencing LIBOR, the International Swaps and Derivatives Association, Inc. launched a protocol to incorporate fallback provisions. However,  there are obstacles to converting certain longer term securities and transactions to a new benchmark or benchmarks and the effectiveness of one alternative reference rate versus multiple alternative reference rates in new or existing financial instruments and products has not been determined. Certain proposed replacement rates to LIBOR, such as SOFR, which is a broad measure of secured overnight US Treasury repo rates, are materially different from LIBOR, and changes in the applicable spread for financial instruments transitioning away from LIBOR will need to be made to accommodate the differences. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition to replacement rates may be exacerbated if an orderly transition to an alternative reference rate is not completed in a timely manner.
As market participants transition away from LIBOR, LIBOR’s usefulness may deteriorate. The transition process may lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. LIBOR’s deterioration may adversely affect the liquidity and/or market value of securities that use LIBOR as a benchmark interest rate. The use of an alternative reference rate may result in increases to the interest paid by the fund pursuant to the LA and, therefore, may adversely affect the fund’s performance.
Note 9—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and U.S. Treasury obligations, amounted to $83,200,072 and $73,329,111, respectively, for the six months ended April 30, 2023. Purchases and sales of U.S. Treasury obligations aggregated $103,511,722 and $110,564,216, respectively, for the six months ended April 30, 2023.
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Note 10—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	511,003	$2,564,993	$64,057,582	$(61,517,675)	$3,844	$(200)	$85,202	—	$5,108,544
Note 11—New accounting pronouncement
In March 2020, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the LIBOR and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management expects that the adoption of the guidance will not have a material impact to the financial statements.
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Investment objective, principal investment strategies, and principal risks

Unaudited
Investment Objective
The fund’s investment objective is to generate a high level of current income consistent with prudent investment risk.
Principal Investment Strategies
Under normal circumstances the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in income securities. This is a non-fundamental policy and may be changed by the Board of Trustees of the fund provided that shareholders are provided with at least 60 days prior written notice of any change as required by the rules under the 1940 Act. Not more than 20% of the Fund’s total assets will consist of such preferred securities and common stocks believed by the Fund to provide a sufficiently high yield to attain the Fund’s investment objective. Income securities will consist of the following: (i) marketable corporate debt securities, (ii) governmental obligations and (iii) cash and commercial paper.
The Fund will invest at least 75% of its net assets (plus borrowings for investment purposes) in debt securities that are rated, at the time of acquisition, investment grade (i.e., at least “Baa” by Moody’s Investors Service, Inc. (Moody’s) or “BBB” by Standard & Poor’s Global Ratings Inc. (S&P)), or in unrated securities determined by the Fund’s investment advisor or subadvisor to be of comparable credit quality. The Fund can invest up to 25% of its net assets (plus borrowings for investment purposes) in debt securities that are rated, at the time of acquisition, below investment grade (junk bonds) (i.e., rated “Ba” or lower by Moody’s or “BB” or lower by S&P), or in unrated securities determined by the Fund’s advisor or subadvisor to be of comparable quality.
Although the Fund will focus on securities of U.S. issuers, the Fund may invest in securities of corporate and governmental issuers located outside the United States that are payable in U.S. dollars, including emerging markets. The Fund may also invest in mortgage-backed and asset-backed securities, including collateralized mortgage obligations. In addition, the Fund may invest in repurchase agreements.
The Fund may also invest in derivatives such as swaps and reverse repurchase agreements. The Fund intends to use reverse repurchase agreements to obtain investment leverage either alone and/or in combination with other forms of investment leverage or for temporary purposes. The Fund utilizes a liquidity agreement to increase its assets available for investments, and may also seek to obtain additional income or portfolio leverage by making secured loans of its portfolio securities with a value of up to 33 1/3% of its total assets. The Fund may also invest up to 20% of its total assets in illiquid securities.
The Advisor may also take into consideration environmental, social, and/or governance (ESG) factors, alongside other relevant factors, as part of its investment selection process. The ESG characteristics utilized in the fund’s investment process may change over time and one or more characteristics may not be relevant with respect to all issuers that are eligible fund investments.
Principal Risks
As is the case with all exchange-listed closed-end funds, shares of this fund may trade at a discount or a premium to the fund’s net asset value (NAV). An investment in the fund is subject to investment and market risks, including the possible loss of the entire principal invested.
The fund’s main risks are listed below in alphabetical order, not in order of importance.
Changing distribution level & return of capital risk. There is no guarantee prior distribution levels will be maintained, and distributions may include a substantial tax return of capital. A return of capital is the return of all or a portion of a shareholder’s investment in the fund.
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Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund’s securities could affect the fund’s performance.
Cybersecurity and operational risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund’s securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.
Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance.  Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Financial institutions could suffer losses as interest rates rise or economic conditions deteriorate.
As a result of continued political tensions and armed conflicts, including the Russian invasion of Ukraine commencing in February of 2022, the extent and ultimate result of which are unknown at this time, the United States and the European Union, along with the regulatory bodies of a number of countries, have imposed economic sanctions on certain Russian corporate entities and individuals, and certain sectors of Russia’s economy, which may result in, among other things, the continued devaluation of Russian currency, a downgrade in the country’s credit rating, and/or a decline in the value and liquidity of Russian securities, property or interests. These sanctions could also result in the immediate freeze of Russian securities and/or funds invested in prohibited assets, impairing the ability of a fund to buy, sell, receive or deliver those securities and/or assets. Economic sanctions and other actions against Russian institutions, companies, and individuals resulting from the ongoing conflict may also have a substantial negative impact on other economies and securities markets both regionally and globally, as well as on companies with operations in the conflict region, the extent to which is unknown at this time.
A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, and affect fund performance. For example, the coronavirus disease (COVID-19) has resulted and may continue to result in significant disruptions to global business activity and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other preexisting political, social, and economic risks. Any such impact could adversely affect the fund’s performance, resulting in losses to your investment.
Emerging Markets risk. The risks of investing in foreign securities are magnified in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment and greater social, economic, and political uncertainties than more developed countries.
Equity securities risk. The price of equity securities may decline due to changes in a company’s financial condition or overall market conditions.
ESG integration risk. The manager considers ESG factors that it deems relevant or additive, along with other material factors and analysis, when managing the fund. The manager may consider these ESG factors on all or a meaningful portion of the fund’s investments.  In certain situations, the extent to which these ESG factors may be applied according to the manager’s integrated investment process may not include U.S. Treasuries, government securities, or other asset classes. ESG factors may include, but are not limited to, matters regarding board diversity, climate change policies, and supply chain and human rights policies. Incorporating ESG criteria and making investment decisions based on certain ESG characteristics, as determined by the manager, carries the risk that the
42	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT

fund may perform differently, including underperforming funds that do not utilize ESG criteria or funds that utilize different ESG criteria. Integration of ESG factors into the fund’s investment process may result in a manager making different investments for the fund than for a fund with a similar investment universe and/or investment style that does not incorporate such considerations in its investment strategy or processes, and the fund’s investment performance may be affected. Because ESG factors are one of many considerations for the fund, the manager may nonetheless include companies with low ESG characteristics or exclude companies with high ESG characteristics in the fund’s investments.
Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payment or repay all or any of the principal borrowed. Changes in a security’s credit qualify may adversely affect fund performance. Additionally, the value of inflation-indexed securities is subject to the effects of changes in market interest rates caused by factors other than inflation. Generally, when real interest rates rise, the value of inflation-indexed securities will fall and the fund’s value may decline as a result of this exposure to these securities.
Foreign securities risk. Less information may be publicly available regarding foreign issuers, including foreign government issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. If applicable, depositary receipts are subject to most of the risks associated with investing in foreign securities directly because the value of a depositary receipt is dependent upon the market price of the underlying foreign equity security. Depositary receipts are also subject to liquidity risk.
Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund’s volatility and could produce disproportionate losses, potentially more than the fund’s principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: swaps and reverse repurchase agreements. Swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. An event of default or insolvency of the counterparty to a reverse repurchase agreement could result in delays or restrictions with respect to the fund’s ability to dispose of the underlying securities. In addition, a reverse repurchase agreement may be considered a form of leverage and may, therefore, increase fluctuations in the fund’s NAV.
Illiquid and restricted securities risk. Illiquid and restricted securities may be difficult to value and may involve greater risks than liquid securities. Illiquidity may have an adverse impact on a particular security’s market price and the fund’s ability to sell the security.
Leveraging risk. Issuing preferred shares or using derivatives may result in a leveraged portfolio. Leveraging long exposures increases a fund’s losses when the value of its investments declines. Some derivatives have the potential for unlimited loss, regardless of the size of the initial investment. The fund also utilizes a Liquidity Agreement to increase its assets available for investment. See “Note 6 —Leverage risk” above.
LIBOR discontinuation risk. The publication of the London Interbank Offered Rate (LIBOR), which many debt securities, derivatives and other financial instruments have used or continue to use as the reference or benchmark rate for interest rate calculations, was discontinued for certain maturities as of December 31, 2021, and is expected to be discontinued on June 30, 2023 for the remaining maturities. The transition process away from LIBOR may lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates, and the eventual use of an alternative reference rate may adversely affect the fund’s performance. In addition, the usefulness of LIBOR may deteriorate in the period leading up to its discontinuation, which could adversely affect the liquidity or market value of securities that use LIBOR.
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Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities.
Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.
Mortgage-backed and asset-backed securities risk. Mortgage-backed and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and other market risks. Factors that impact the value of these securities include interest rate changes, the reliability of available information, credit quality or enhancement, and market perception.
Preferred and convertible securities risk. Preferred stock dividends are payable only if declared by the issuer’s board. Preferred stock may be subject to redemption provisions. The market values of convertible securities tend to fall as interest rates rise and rise as interest rates fall. Convertible preferred stock’s value can depend heavily upon the underlying common stock’s value.
U.S. Government agency obligations risk. U.S. government-sponsored entities such as Federal National Mortgage Association (Fannie Mae), Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks, although chartered or sponsored by Congress, are not funded by congressional appropriations and the debt securities that they issue are neither guaranteed nor issued by the U.S. government. Such debt securities are subject to the risk of default on the payment of interest and/or principal, similar to the debt securities of private issuers. The maximum potential liability of the issuers of some U.S. government obligations may greatly exceed their current resources, including any legal right to support from the U.S. government. Although the U.S. government has provided financial support to Fannie Mae and Freddie Mac in the past, there can be no assurance that it will support these or other government-sponsored entities in the future.
44	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT

ADDITIONAL INFORMATION

Unaudited
The fund is a closed-end, diversified management investment company, common shares of which were initially offered to the public on February 14, 1973, and are publicly traded on the New York Stock Exchange (the NYSE).
Dividends and distributions
During the six months ended April 30, 2023, distributions from net investment income totaling $0.2286 per share were paid to shareholders. The dates of payments and the amounts per share were as follows:
Payment Date	Income Distributions
December 31, 2022	$0.1377
March 31, 2023	0.0909
Total	$0.2286
Shareholder communication and assistance
If you have any questions concerning the fund, we will be pleased to assist you. If you hold shares in your own name and not with a brokerage firm, please address all notices, correspondence, questions or other communications regarding the fund to the transfer agent at:
Regular Mail:
Computershare
P.O. Box 43006
Providence, RI 02940-3078
Registered or Overnight Mail:
Computershare
150 Royall Street, Suite 101
Canton, MA 02021
If your shares are held with a brokerage firm, you should contact that firm, bank or other nominee for assistance.
SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	45

SHAREHOLDER MEETING

The fund held its Annual Meeting of Shareholders on Tuesday, February 21, 2023. The following proposal was considered by the shareholders:
THE PROPOSAL PASSED ON FEBRUARY 21, 2023
Proposal: To elect fourteen (14) Trustees to serve until their respective successors have been duly elected and qualified.
	Total votes for the nominee	Total votes withheld from the nominee
Independent Trustees
James R. Boyle	9,102,123.890	231,750.293
William H. Cunningham	9,076,127.114	257,747.069
Noni L. Ellison	9,091,853.984	242,020.199
Grace K. Fey	9,088,698.984	245,175.199
Dean C. Garfield	9,077,704.114	256,170.069
Deborah C. Jackson	9,073,347.984	260,526.199
Patricia Lizarraga	9,080,559.984	253,314.199
Hassell H. McClellan	9,064,702.114	269,172.069
Steven R. Pruchansky	9,063,129.114	270,745.069
Frances G. Rathke	9,082,107.857	251,766.326
Gregory A. Russo	9,071,279.114	262,595.069

Non-Independent Trustees
Andrew G. Arnott	9,091,618.114	242,256.069
Marianne Harrison	9,094,995.984	238,878.199
Paul Lorentz	9,078,357.114	255,517.069
46	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
William H. Cunningham*
Grace K. Fey
Noni L. Ellison^
Dean C. Garfield^
Marianne Harrison†,#
Deborah C. Jackson
Patricia Lizarraga*,^
Paul Lorentz‡
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Portfolio Managers
Jeffrey N. Given, CFA
Howard C. Greene, CFA
Connor Minnaar, CFA
Custodian
State Street Bank and Trust Company
Transfer agent
Computershare Shareowner Services, LLC
Legal counsel
K&L Gates LLP
Stock symbol
Listed New York Stock Exchange: JHS

† Non-Independent Trustee
* Member of the Audit Committee
^ Appointed to serve as Independent Trustee effective as of September 20, 2022.
# Ms. Harrison is retiring effective May 1, 2023.
‡ Appointed to serve as Non-Independent Trustee effective as of September 20, 2022.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-852-0218.
The report is certified under the Sarbanes-Oxley Act, which requires closed-end funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.
You can also contact us:
800-852-0218	Regular mail:	Express mail:
jhinvestments.com	Computershare P.O. Box 43006 Providence, RI 02940-3078	Computershare 150 Royall St., Suite 101 Canton, MA 02021
SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	47

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock International High Dividend ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Preferred Income ETF
John Hancock U.S. High Dividend ETF
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Lifestyle Blend Portfolios
Lifetime Blend Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Preservation Blend Portfolios
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management LLC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
MF2879810	P6SA 4/23
6/2023

ITEM 2. CODE OF ETHICS.

Not Applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)Not applicable.

(b)Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED- END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a)Not applicable.

			Total number of	Maximum number of
	Total number of	Average price per	shares purchased	shares that may yet
			as part of publicly	be purchased under
Period	shares purchased	share	announced plans*	the plans
Nov-22	-	-	-	1,164,659
Dec-22	-	-	-	1,164,659
Jan-23	-	-	-	1,164,659
Feb-23	-	-	-	1,164,659
Mar-23	-	-	-	1,164,659
Apr-23	-	-	-	1,164,659
Total	-	-

*In March 2015, the Board of Trustees approved a share repurchase plan, which has been subsequently reviewed and approved by the Board of Trustees. Under the current share repurchase plan, the Fund may purchase in the open market up to 10% of its outstanding common shares as of December 31, 2022. The current share plan will remain in effect between January 1, 2023 and December 31, 2023.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached "John Hancock Funds – Nominating, Governance and Administration Committee Charter."

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Fund did not participate directly in securities lending activities. See Note 7 to financial statements in Item 1.

ITEM 13. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds – Nominating, Governance and Administration Committee Charter."

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Income Securities Trust

By:	/s/ Andrew Arnott
------------------------------
Andrew Arnott
President
Date:	June 27, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
-------------------------------
Andrew Arnott
President
Date:	June 27, 2023
By:	/s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo
Chief Financial Officer
Date:	June 27, 2023